SCUDDER
                                                                   INVESTMENTS

              Scudder Dividend &
              Growth Fund

--------------------------------------------------------------------------------
                        Class AARP and Class S Shares
--------------------------------------------------------------------------------
                     |
                     |  Semiannual Report
                     |  June 30, 2001








      The fund seeks high current income and long-term growth of capital by investing primarily in income-paying equity securities.

Contents
--------------------------------------------------------------------------------


   3    Letter from the Fund's President

   4    Performance Summary

   7    Portfolio Management Review

  14    Portfolio Summary

  16    Investment Portfolio

  23    Financial Statements

  27    Financial Highlights

  29    Notes to Financial Statements

  37    Officers and Trustees

  38    Account Management Resources





Scudder Dividend & Growth Fund            Ticker Symbol     Fund Number
---------------------------------------------------------------------------
Class AARP                                    SDVGX             103
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Class S                                       SDGFX             303
---------------------------------------------------------------------------



Zurich Scudder Investments, Inc., is a leading global investment management firm, managing more than $345 billion in assets for individuals, corporate clients, retirement and pension plans and insurance companies.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from aarp.scudder.com (Class AARP) or myScudder.com (Class S), talk to your financial representative or call Shareholder Services at 1-800-253-2277 (Class AARP) or 1-800-SCUDDER (Class S). The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Letter from the Fund's President
--------------------------------------------------------------------------------


Dear Shareholder,

The first half of 2001 has proven challenging for investors in stocks and stock mutual funds. Volatility has been exceptionally high, many technology and telecommunications stocks have declined sharply, and there has been a steady flow of negative news regarding the economy and corporate earnings. It is always hard to watch the value of your investment decline, but it may be particularly difficult following the relentless rise of stock prices during the late 1990s.

Scudder Dividend & Growth Fund was not immune to this environment, as Class S shares posted a return of -7.62% over the past six months. However, we believe that the fund remains a compelling option for investors who are looking for a way to achieve diversification and an above-average dividend yield. The fund invests in a combination of large-cap stocks, real estate investment trusts (REITs), and convertible securities. Although the fund did not produce strong short-term performance during the most recent six-month period, we expect that over time this asset mix will allow the fund to offer lower volatility and higher income than the market as a whole.

Thank you for your continued investment in Scudder Dividend & Growth Fund.

Sincerely,

/s/Lin Coughlin

Linda C. Coughlin
President
Scudder Dividend & Growth Fund

   ----------------------------------------------------------------------------
                    AARP Investment Program            Scudder Class S
   Web site:           aarp.scudder.com                 myScudder.com
   Toll-free:           1-800-253-2277                  1-800-SCUDDER
   ----------------------------------------------------------------------------

Performance Summary                                                June 30, 2001
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--------------------------------------------------------------------------------
 Average Annual Total Returns*
--------------------------------------------------------------------------------
                                                                       Life of
Scudder Dividend & Growth Fund                   6-Month    1-Year     Class**
--------------------------------------------------------------------------------
Class S                                           -7.62%     -7.49%      3.38%
--------------------------------------------------------------------------------
S&P 500 Index+                                    -6.70%    -14.83%      2.34%
--------------------------------------------------------------------------------
S&P 500 Index (60%), Morgan Stanley Real Estate
Investment Trust Index (20%), Merrill Lynch All
Convertible Index (20%)+                          -2.32%     -7.30%      3.82%
--------------------------------------------------------------------------------

Performance is historical and does not guarantee future results.
Sources: Lipper, Inc., and Zurich Scudder Investments, Inc.

--------------------------------------------------------------------------------
 Net Asset Value and Distribution Information
--------------------------------------------------------------------------------
                                                     Class AARP      Class S
--------------------------------------------------------------------------------
Net Asset Value:
6/30/01                                              $   11.97     $   11.97
--------------------------------------------------------------------------------
12/31/00                                             $   13.08     $   13.08
--------------------------------------------------------------------------------
Distribution Information:
Six Months:
  Income Dividends                                   $    0.11     $    0.11
--------------------------------------------------------------------------------
  Capital Gains Distributions                        $      --     $      --
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 Class S Lipper Rankings*
--------------------------------------------------------------------------------
                                                       Number of
                                                          Funds     Percentile
Period                                   Rank           Tracked      Ranking
--------------------------------------------------------------------------------
1-Year                                    175     of      202          87
--------------------------------------------------------------------------------
Rankings/ratings are historical and do not guarantee future results.
Source: Lipper, Inc.

--------------------------------------------------------------------------------
 Growth of an Assumed $10,000 Investment
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A LINE CHART HERE

LINE CHART DATA:

                                                       S&P 500 Index (60%),
                                                       Morgan Stanley Real
                                                       Estate Investment
                                                       Trust Index (20%),
           Scudder Dividend &                          Merrill Lynch All
           Growth Fund -- Class S   S&P 500 Index+     Convertible Index (20%)+

 7/17/98**      10000                    10000                10000
   12/98         9600                    10427                10025
    6/99        10917                    11718                11138
   12/99        11155                    12621                11940
    6/00        11925                    12567                12068
   12/00        11942                    11472                11452
    6/01        11032                    10707                11187

--------------------------------------------------------------------------------
Performance is historical and does not guarantee future results.

-----------------------------------------------------------------------------
 Comparative Results*
-----------------------------------------------------------------------------
                                                                      Life of
                                                           1-Year     Class**
-------------------------------------------------------------------------------
Scudder Dividend & Growth Fund        Growth of $10,000    $9,251     $11,032
-- Class S                          -------------------------------------------
Scudder Dividend & Growth Fund        Average annual
-- Class S                            total return         -7.49%      3.38%
-------------------------------------------------------------------------------
S&P 500 Index (60%), Morgan Stanley   Growth of $10,000    $9,270     $11,187
Real Estate Investment Trust Index  -------------------------------------------
(20%), Merrill Lynch All              Average annual
Convertible Index (20%)+              total return         -7.30%      3.82%
-------------------------------------------------------------------------------
Performance is historical and does not guarantee future results.
The growth of $10,000 is cumulative.

* Returns and rankings during part of the periods shown reflect a temporary fee and/or expense waiver. Without this waiver, returns and rankings would have been lower. Rankings are for Class S shares, rankings for share classes may vary.

**  The Fund commenced operations on July 17, 1998.

+ The Standard and Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Morgan Stanley Real Estate Investment Trust Index is a total-return index comprised of the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. The Merrill Lynch All Convertible (MLAC) Index is composed of all types of U.S. domestic convertible instruments (bonds, preferred, etc.). Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased.

Please call (800) 728-3337 for the fund's most up-to-date performance.

Portfolio Management Review
--------------------------------------------------------------------------------


Scudder Dividend & Growth Fund: A Team Approach to Investing

Scudder Dividend & Growth Fund is managed by a team of Zurich Scudder Investments, Inc. (the "Advisor") professionals, each of whom plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for the fund's portfolio. They are supported by the Advisor's large staff of economists, research analysts, traders, and other investment specialists who work in offices across the United States and abroad. The Advisor believes that a team approach benefits fund investors by bringing together many disciplines and leveraging the firm's extensive resources.

Lead Portfolio Manager Kathleen T. Millard joined the Advisor in 1991 and the fund team in 1999. Ms. Millard began her investment career in 1983.

Portfolio Manager Nicholas Anisimov focuses on the fund's convertible securities investments. Mr. Anisimov joined the Advisor in 1987 and the fund team in 1998. Mr. Anisimov is a Chartered Financial Analyst with over 14 years of industry experience.

Portfolio Manager Gregory S. Adams joined the Advisor and the fund team in 1999 and focuses on stock selection and investment strategy. Mr. Adams has worked in the investment industry since 1987.

Portfolio Manager David Hoffman joined the Advisor in 1999 and the fund team in 2000. Mr. Hoffman began his investment career in 1994.

In the following interview, Lead Portfolio Manager Kathleen Millard and Portfolio Managers Nicholas Anisimov, Gregory Adams, and David Hoffman discuss Scudder Dividend & Growth Fund's strategy and the market environment during the six-month period ended June 30, 2001.

                     Q: How would you describe the investment backdrop of the past six months?

                     Portfolio Manager: The long-running debate regarding the direction of the U.S. economy was the most important factor influencing the performance of the global financial markets during this time. Two schools of thought dominated the discourse regarding the fate of the economy and its potential impact on stock prices: Those who were optimistic on the market's prospects said that the substantial interest rate cuts by the U.S. Federal Reserve, in combination with the potential stimulus that could result from the recent tax reduction, would spark a rebound in the economy and corporate earnings in the second half of the year. However, the more pessimistic view said that the economy is being plagued by problems that tax cuts and lower interest rates cannot cure quickly. Specifically, high inventories and excessive production capacity in key industries such as technology and telecommunications could mean that business activity is likely to remain sluggish for some time, and will eventually take a toll on consumers in the form of layoffs.

                     Although it is still unclear which of these scenarios will ultimately prove correct, the high level of uncertainty regarding the economy and corporate earnings translated into a difficult first half for stock prices. Technology and telecommunications stocks were hit particularly hard. The convertible bond sector, which carries a large representation of securities issued by companies in volatile areas such as tech and health care, was also hurt by the decline in the Nasdaq. On the positive side, REITs -- which aren't correlated with the broader stock market and tend to trade based on sector-specific factors -- were boosted by a combination of negative sentiment in economically sensitive sectors and continued positive fundamentals in the real estate markets, which prompted investors to shift assets from the technology sector into REITs.

                     Q: How did the fund perform in this environment?

                     Portfolio Manager: While the fund posted solid performance during the second calendar quarter, it did not live up to our expectations over the entire period. The Class S shares of the fund lost 7.62%, compared to a loss of 2.32% for its blended benchmark, and finished in the bottom quartile of Lipper's Equity-Income category. While the fund struggled early in the period, we are encouraged by the fact that it has beaten its peer group average over the past two years.

                     Performance was boosted by the fund's holdings in REITs (16.5% of net assets), which returned 4.90% over the six-month period. In comparison, the Morgan Stanley REIT Index rose 10.39% in the same interval. The equity portion of the portfolio (60.3% of net assets), which excludes REITs, lost 6.42%, versus a return of -6.70% for the S&P 500 Index. On a sector basis, performance in the equity area was helped by stock selection within the technology and health care sectors, but was hurt by the underperformance of the fund's holdings in the consumer discretionary area, particularly Interpublic Group, an advertising firm. On the individual stock level, performance was boosted by the fund's holdings in Microsoft, PeopleSoft, Bank of America, Adobe, and Genzyme, but was hurt by positions in Corning, Cisco, EMC, Merck, and Sun Microsystems. The fund's position in growth-oriented stocks hurt its performance in relation to the equity-income peer group, which has a value tilt. Meanwhile, the convertible securities in the fund's portfolio (19.8% of net assets) lost
                     17.37% compared to a return of -1.90% for the Merrill
                     Lynch All Convertible Index. The portfolio's convertible holdings weighed on performance, as the fund holds a large portion of assets in technology and health care securities.

                     Q: How did you manage the equity portion of the portfolio?

                     Portfolio Manager: Our approach to management in this area can be expressed in three simple terms: valuations, fundamentals, and risk management. We look for companies with improving fundamentals whose strengths, in our view, are not being reflected in their stock prices. But over time, we feel that our research-driven approach -- which includes visiting companies, interviewing management teams, and examining balance sheets -- allows us to separate the winners from the losers. This is especially important when markets are as volatile as they have been in the past several months.

                     Our bottom-up process has led us to invest in a number of attractive companies that have become more compelling on a valuation basis. Believing that lower interest rates and a gradually improving economy will provide a better investment environment, we have taken advantage of market volatility by adding to good companies at what we feel are trough valuations and attractive fundamentals. Specifically, we have added to the fund's holdings in consumer cyclicals (TJX, Mattel) and industrial cyclicals (Waste Management, Union Pacific, Ingersoll-Rand, Tyco), as well as technology (PeopleSoft, Adobe). The portfolio is now about equal weight in technology versus the S&P 500, after having been significantly underweight earlier in the year. We have trimmed areas of the portfolio that have provided stronger performance and have therefore become more fully valued, such as energy (Schlumberger), consumer staples (Pepsi,
                     Budweiser, Avon), utilities (FPL), and financials
                     (J.P. Morgan, Wachovia, American Express). The portfolio remains moderately overweight in financials, its largest sector holding.

                     Overall, we are adding to the fund's weighting in equities, as we feel that the combination of lower valuations and the potential for an improving economic backdrop has presented a number of interesting opportunities in individual stocks.

                     Q: What is your approach with respect to REITs?

                     Portfolio Manager: We have constructed a relatively concentrated portfolio that focuses on larger, higher-quality REITs with lower costs of capital*. The benefit of a lower cost structure is that a REIT does not need to generate an exceptionally high rate of return in order for a project to be profitable. Conversely, REITs with higher costs of capital must invest in higher-risk projects in order to show a profit, which means that they may have to hold a portfolio of lower-quality properties. Another benefit of higher-quality REITs is that they tend to attract -- and retain -- better management talent. Over time, such REITs tend to outperform the sector as a whole. However, during the first half of 2001, investors gravitated to lower-quality REITs. This hurt the relative performance of the fund's holdings in relation to the REIT sector as a whole. Despite this short-term underperformance, we believe that this approach will

* Cost of capital is a weighted average of a firm's cost of debt and equity, or, in other words, the rate at which it can acquire financing in the capital markets.

                     generate strong results over time. At present, we are focused on office, industrial, apartment, and retail (shopping mall) REITs.

                     Q: How is the convertible portion of the portfolio currently positioned?

                     Portfolio Manager: As we mentioned previously, the largest sector weightings in this area are technology and health care. This is in part a function of the broader convertible market, which in itself contains a higher weighting in these areas than the market as a whole. However, it is also a function of our strategy, which is to seek securities with a favorable combination of risk and reward. Convertible securities typically have less downside risk than stocks. But at the same time, their conversion feature means that they can also possess substantial upside. This naturally leads us to areas that we believe have higher upside potential, such as the tech and health care sectors. We remain overweight in these areas.

                     Although our position in the convertible sector as a whole did not perform well for the fund, we think it is worthwhile to point out that several specific holdings -- such as convertibles issued by Rational Software and Nabors Industries -- suffered declines that were less than half of those experienced by the common stock issued by the same companies. This underscores our ongoing belief that, over time, convertibles can provide an attractive combination of relatively high income, strong potential upside, and limited downside risk.

                     Q: What is your outlook for the remainder of the year?

                     Portfolio Manager: We believe that the U.S. equity market will remain subject to the exceptional volatility that characterized the first half of the year. While our view is that an improving economic backdrop will help provide support to stock prices, confidence is not likely to be restored quickly. Given that investors are currently very sensitive to news -- such as economic and earnings reports -- it is likely that the market will continue to experience significant swings on a day-to-day basis.

                     At such a time, we believe that our approach can add significant value for shareholders. Our focus on diversification, risk control, and income-producing securities should help provide a measure of stability to the fund amid a volatile environment. We believe that at a time when the market is likely to produce returns more in line with its historical average of 8-10% -- rather than the 20%-plus gains of the late 90s -- dividend income will become increasingly important for generating attractive returns. We believe that for investors who are looking for a relatively lower-risk way to participate in the stock market and at the same time gain attractive income, Scudder Dividend & Growth Fund will remain a compelling option.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions.

Portfolio Summary                                                  June 30, 2001
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Asset Allocation                                       6/30/01       12/31/00
--------------------------------------------------------------------------------
Common Stocks                                              60%            51%
REITs                                                      17%            16%
Convertible Bonds                                          16%            20%
Convertible Preferred                                       4%             4%
Cash Equivalents                                            3%             9%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 Sector Diversification (Excludes Cash Equivalents)     6/30/01       12/31/00
--------------------------------------------------------------------------------
REITs                                                      17%            17%
Health                                                     14%            16%
Technology                                                 14%            15%
Financial                                                  13%            14%
Energy                                                      8%            12%
Services Industries                                         5%             --
Consumer Staples                                            5%             5%
Manufacturing                                               5%             3%
Communications                                              4%             4%
Consumer Discretionary                                      4%             3%
Media                                                       4%             5%
Other                                                       7%             6%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------


Asset allocation and sector diversification are subject to change.

--------------------------------------------------------------------------------
 Ten Largest Equity Holdings at June 30, 2001* (20.5% of Portfolio)      Percent
--------------------------------------------------------------------------------
 1. Spieker Properties, Inc. (REIT)                                        2.3%
    Independent equity investment trust which owns and develops commercial real estate
--------------------------------------------------------------------------------
 2. Equity Residential Properties Trust (REIT)                             2.2%
    Owner of apartment properties
--------------------------------------------------------------------------------
 3. Citigroup, Inc.                                                        2.1%
    Provider of diversified financial services
--------------------------------------------------------------------------------
 4. General Electric Co.                                                   2.1%
    Producer of electrical equipment
--------------------------------------------------------------------------------
 5. AvalonBay Communities, Inc. (REIT)                                     2.1%
    Acquisition, development and management of apartment communities
--------------------------------------------------------------------------------
 6. Microsoft Corp.                                                        2.1%
    Developer of computer software
--------------------------------------------------------------------------------
 7. Arden Realty, Inc. (REIT)                                              2.1%
    Owner of office properties
--------------------------------------------------------------------------------
 8. ProLogis Trust (REIT)                                                  1.9%
    Global owner of corporate distribution facilities
--------------------------------------------------------------------------------
 9. AMB Property Corp. (REIT)                                              1.8%
    Operator of industrial properties
--------------------------------------------------------------------------------
10. Boston Properties, Inc. (REIT)                                         1.8%
    Developer of commercial and industrial real estate
--------------------------------------------------------------------------------
* Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 16. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio                             as of June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------


                                                 Principal Amount
                                                        ($)          Value ($)
--------------------------------------------------------------------------------
 Cash Equivalents 3.3%
--------------------------------------------------------------------------------
Zurich Scudder Cash Management QP Trust,
  4.062%** (Cost $1,149,698)                         1,149,698       1,149,698
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Convertible Bonds 15.7%
--------------------------------------------------------------------------------

Consumer Staples 1.2%
--------------------------------------------------------------------------------

Textiles
Jones Apparel Group, Inc., Zero Coupon, 2/1/2021       780,000         425,591
--------------------------------------------------------------------------------

Health 6.1%
--------------------------------------------------------------------------------

Biotechnology 4.5%
Alexion Pharmaceuticals, 5.75%, 3/15/2007              742,000         467,000
Allergan, Inc., Zero Coupon, 11/1/2020                 600,000         380,628
Human Genome Sciences, Inc., 5%, 2/1/2007              300,000         376,125
Invitrogen Corp., 5.5%, 3/1/2007                       300,000         327,750
--------------------------------------------------------------------------------
                                                                     1,551,503
--------------------------------------------------------------------------------
Pharmaceuticals 1.6%
Alpharma, Inc., 3%, 6/1/2006                           500,000         538,125
--------------------------------------------------------------------------------

Financial 1.0%
--------------------------------------------------------------------------------

Insurance
American International Group, 0.5%, 5/15/2007          341,000         352,083
--------------------------------------------------------------------------------

Service Industries 2.1%
--------------------------------------------------------------------------------
Miscellaneous Commercial Services
ADT Operations Inc., Zero Coupon, 7/6/2010             100,000         295,813
Hanover Compressor Co., 4.75%, 3/15/2008               400,000         411,000
--------------------------------------------------------------------------------
                                                                       706,813
--------------------------------------------------------------------------------

Technology 3.6%
--------------------------------------------------------------------------------
Computer Software 1.8%
Bea Systems, 4%, 12/15/2006                            200,000         241,000
Rational Software Corp., 5%, 2/1/2007                  350,000         373,846
--------------------------------------------------------------------------------
                                                                       614,846
--------------------------------------------------------------------------------

Electronic Components/Distributors 1.8%
--------------------------------------------------------------------------------
Hewlett-Packard Co., Zero Coupon, 10/14/2017           580,000         320,450
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                 Principal Amount
                                                        ($)          Value ($)
--------------------------------------------------------------------------------
Solectron Corp., Zero Coupon, 1/27/2019                628,000         308,901
--------------------------------------------------------------------------------
                                                                       629,351
--------------------------------------------------------------------------------

Energy 1.7%
--------------------------------------------------------------------------------
Oil & Gas Production 1.1%
Kestrel Solution, 5.5%, 7/15/2005                      100,000          53,000
Nabors Industries, Inc., Zero Coupon, 6/20/2020        500,000         308,125
--------------------------------------------------------------------------------
                                                                       361,125
--------------------------------------------------------------------------------
Oilfield Services/Equipment 0.6%
Advanced Energy, Inc., 5.25%, 11/15/2006               205,000         219,094
--------------------------------------------------------------------------------
Total Convertible Bonds (Cost $5,990,425)                            5,398,531
--------------------------------------------------------------------------------


                                                      Shares         Value ($)
--------------------------------------------------------------------------------
 Convertible Preferred Stocks 4.1%
--------------------------------------------------------------------------------
Media 1.0%
--------------------------------------------------------------------------------
Print Media
Tribune Co., 2%, 5/15/2029                               3,000         356,250
--------------------------------------------------------------------------------
Energy 1.2%
--------------------------------------------------------------------------------
Miscellaneous
Enron Corp., 7%, 7/31/2002                              12,400         397,296
--------------------------------------------------------------------------------
Transportation 1.0%
--------------------------------------------------------------------------------
Railroads
Canadian National Railway Co., 5.25%, 6/30/2029          6,000         337,800
--------------------------------------------------------------------------------
Utilities 0.9%
--------------------------------------------------------------------------------
Electronic Utilities
Mirant Trust, 6.25%, 10/1/2030                           4,300         300,742
--------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Cost $1,390,362)                 1,392,088
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 Common Stocks 76.9%
--------------------------------------------------------------------------------
Consumer Discretionary 4.0%
--------------------------------------------------------------------------------
Department & Chain Stores 3.7%
Home Depot, Inc.                                         8,300         386,365
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
May Department Stores Co.                                5,300         181,578
TJX Companies, Inc.                                      5,400         172,098
Wal-Mart Stores, Inc.                                   10,443         509,618
--------------------------------------------------------------------------------
                                                                     1,249,659
--------------------------------------------------------------------------------
Recreational Products 0.3%
Mattel, Inc.                                             5,700         107,844
--------------------------------------------------------------------------------
Consumer Staples 3.5%
--------------------------------------------------------------------------------
Alcohol & Tobacco 0.8%
Anheuser-Busch Companies, Inc.                           6,700         276,040
--------------------------------------------------------------------------------
Food & Beverage 2.0%
PepsiCo, Inc.                                            6,100         269,620
Unilever NV (New York shares)                            6,800         405,076
--------------------------------------------------------------------------------
                                                                       674,696
--------------------------------------------------------------------------------
Package Goods/Cosmetics 0.7%
Avon Products, Inc.                                      5,277         244,220
--------------------------------------------------------------------------------

Health 7.8%
--------------------------------------------------------------------------------
Biotechnology 0.6%
Genzyme Corp. (General Division)*                        3,600         212,184
--------------------------------------------------------------------------------
Medical Supply & Specialty 1.3%
Baxter International, Inc.                               5,600         274,400
Biomet, Inc.                                             3,400         163,744
--------------------------------------------------------------------------------
                                                                       438,144
--------------------------------------------------------------------------------
Pharmaceuticals 5.9%
Abbott Laboratories                                      3,800         182,438
American Home Products Corp.                             8,300         485,052
Bristol-Myers Squibb Co.                                 2,900         151,670
Eli Lilly & Co.                                          3,444         254,856
Johnson & Johnson                                        7,800         390,000
Merck & Co., Inc.                                        3,770         240,941
Pfizer, Inc.                                             8,400         336,420
--------------------------------------------------------------------------------
                                                                     2,041,377
--------------------------------------------------------------------------------

Communications 4.3%
--------------------------------------------------------------------------------
Cellular Telephone 1.3%
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
AT&T Wireless Group                                     12,100         197,835
Nokia Oyj (ADR)                                         11,000         242,440
--------------------------------------------------------------------------------
                                                                       440,275
--------------------------------------------------------------------------------
Telephone/Communications 3.0%
BellSouth Corp.                                          5,100         205,377
SBC Communications, Inc.                                 5,084         203,665
Sprint Corp.                                             9,800         209,328
Verizon Communications, Inc.                             7,704         412,164
--------------------------------------------------------------------------------
                                                                     1,030,534
--------------------------------------------------------------------------------

Financial 27.9%
--------------------------------------------------------------------------------
Banks 4.1%
Bank of America Corp.                                    9,600         576,288
Bank One Corp.                                           8,200         293,560
FleetBoston Financial Corp.                              5,400         213,030
Mellon Financial Corp.                                   7,100         326,600
--------------------------------------------------------------------------------
                                                                     1,409,478
--------------------------------------------------------------------------------
Insurance 2.0%
Allstate Corp.                                           6,700         294,733
American International Group, Inc.                       4,750         408,500
--------------------------------------------------------------------------------
                                                                       703,233
--------------------------------------------------------------------------------
Consumer Finance 2.4%
American Express Co.                                     2,700         104,760
Citigroup, Inc.                                         13,881         733,472
--------------------------------------------------------------------------------
                                                                       838,232
--------------------------------------------------------------------------------
Other Financial Companies 2.9%
Federal National Mortgage Association                    3,300         280,995
Marsh & McLennan Companies, Inc.                         1,929         194,829
Morgan Stanley Dean Witter & Co.                         3,300         211,959
Standard & Poor's 500 Depository Receipts Trust
  Series I                                                 154          18,993
Washington Mutual, Inc.                                  7,650         287,258
--------------------------------------------------------------------------------
                                                                       994,034
--------------------------------------------------------------------------------
Real Estate 16.5%
AMB Property Corp. (REIT)                               24,400         628,544
Arden Realty Group, Inc. (REIT)                         26,600         710,217
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Avalonbay Communities, Inc. (REIT)                      15,300         715,275
Boston Properties, Inc. (REIT)                          15,300         625,770
Equity Residential Properties Trust (REIT)              13,400         757,770
General Growth Properties, Inc. (REIT)                  11,800         464,448
ProLogis Trust (REIT)                                   28,300         642,976
Spieker Properties, Inc. (REIT)                         13,100         785,345
Taubman Centers, Inc. (REIT)                            24,700         345,800
--------------------------------------------------------------------------------
                                                                     5,676,145
--------------------------------------------------------------------------------

Media 2.6%
--------------------------------------------------------------------------------
Broadcasting & Entertainment 1.7%
AOL Time Warner, Inc.*                                   1,900         100,700
Viacom, Inc. "B"*                                        5,600         289,800
Walt Disney Co.                                          6,377         184,232
--------------------------------------------------------------------------------
                                                                       574,732
--------------------------------------------------------------------------------
Cable Television 0.9%
Comcast Corp. -- Special "A"*                            7,500         325,500
--------------------------------------------------------------------------------

Service Industries 3.0%
--------------------------------------------------------------------------------
EDP Services 0.8%
Automatic Data Processing, Inc.                          5,800         288,260
--------------------------------------------------------------------------------
Environmental Services 0.9%
Waste Management, Inc.                                  10,400         320,528
--------------------------------------------------------------------------------
Investment 0.7%
Lehman Brothers Holdings, Inc.                           2,900         225,475
--------------------------------------------------------------------------------
Printing/Publishing 0.6%
McGraw-Hill, Inc.                                        2,864         189,454
--------------------------------------------------------------------------------

Durables 2.8%
--------------------------------------------------------------------------------
Aerospace 0.5%
Boeing Co.                                               3,300         183,480
--------------------------------------------------------------------------------
Automobiles 0.8%
Ford Motor Co.                                          10,896         267,497
--------------------------------------------------------------------------------
Construction/Agricultural Equipment 0.5%
Deere & Co.                                              4,400         166,540
--------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Telecommunications Equipment 1.0%
Corning, Inc.                                            9,500         158,745
Scientific-Atlanta, Inc.                                 4,300         174,580
--------------------------------------------------------------------------------
                                                                       333,325
--------------------------------------------------------------------------------

Manufacturing 4.5%
--------------------------------------------------------------------------------
Chemicals 0.6%
Dow Chemical Co.                                         6,100         202,825
--------------------------------------------------------------------------------
Containers & Paper 0.9%
International Paper Co.                                  8,700         310,590
--------------------------------------------------------------------------------
Diversified Manufacturing 2.6%
General Electric Co.                                    14,800         721,500
Tyco International Ltd.                                  3,400         185,300
--------------------------------------------------------------------------------
                                                                       906,800
--------------------------------------------------------------------------------
Machinery/Components/Controls 0.4%
Ingersoll-Rand Co.                                       3,300         135,960
--------------------------------------------------------------------------------

Technology 9.5%
--------------------------------------------------------------------------------
Computer Software 4.2%
Adobe Systems, Inc.                                      4,600         216,154
Microsoft Corp.*                                         9,900         710,325
Oracle Corp.*                                           10,942         215,120
PeopleSoft, Inc.*                                        6,100         295,850
--------------------------------------------------------------------------------
                                                                     1,437,449
--------------------------------------------------------------------------------
Diverse Electronic Products 0.6%
Hewlett-Packard Co.                                      6,700         191,620
--------------------------------------------------------------------------------
EDP Peripherals 0.3%
EMC Corp.*                                               4,100         119,105
--------------------------------------------------------------------------------
Electronic Components/Distributors 0.6%
Cisco Systems, Inc.*                                    10,924         211,041
--------------------------------------------------------------------------------
Electronic Data Processing 1.0%
Compaq Computer Corp.                                   12,700         196,723
International Business Machines Corp.                    1,200         135,600
--------------------------------------------------------------------------------
                                                                       332,323
--------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                                      Shares         Value ($)
--------------------------------------------------------------------------------
Semiconductors 2.8%
Applied Materials, Inc.*                                 7,400         378,362
Intel Corp.                                             12,378         375,549
Texas Instruments, Inc.                                  6,400         201,600
--------------------------------------------------------------------------------
                                                                       955,511
--------------------------------------------------------------------------------

Energy 5.0%
--------------------------------------------------------------------------------
Oil & Gas Production 4.4%
Burlington Resources, Inc.                               4,500         179,775
Exxon Mobil Corp.                                        7,161         625,513
Royal Dutch Petroleum Co. (New York shares)              4,000         233,080
Swift Energy Co.*                                        9,513         286,627
Total Fina SA (ADR)                                      2,807         197,051
--------------------------------------------------------------------------------
                                                                     1,522,046
--------------------------------------------------------------------------------
Oil Companies 0.6%
Chevron Corp.                                            2,300         208,150
--------------------------------------------------------------------------------

Metals & Minerals 0.6%
--------------------------------------------------------------------------------
Steel & Metals
Alcoa, Inc.                                              4,900         193,060
--------------------------------------------------------------------------------

Transportation 0.6%
--------------------------------------------------------------------------------
Railroads
Union Pacific Corp.                                      3,500         192,185
--------------------------------------------------------------------------------

Utilities 0.8%
--------------------------------------------------------------------------------
Electric Utilities
Exelon Corp.                                             4,141         265,521
--------------------------------------------------------------------------------
Total Common Stocks (Cost $24,751,596)                              26,395,072
--------------------------------------------------------------------------------
Total Investment Portfolio -- 100.0% (Cost $33,282,081) (a)         34,335,389
--------------------------------------------------------------------------------

*   Non-income producing security.

** Zurich Scudder Cash Management QP Trust is also managed by Zurich Scudder Investments, Inc. The rate shown is the annualized seven-day yield at period end.

(a) The cost for federal income tax purposes was $33,413,865. At June 30, 2001, net unrealized appreciation for all securities based on tax cost was $921,524. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,992,983 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,071,459.



    The accompanying notes are an integral part of the financial statements.

Financial Statements
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

Assets
--------------------------------------------------------------------------------
Investments in securities, at value (cost $33,282,081)          $    34,335,389
--------------------------------------------------------------------------------
Cash                                                                     10,000
--------------------------------------------------------------------------------
Dividends receivable                                                     68,834
--------------------------------------------------------------------------------
Interest receivable                                                      45,249
--------------------------------------------------------------------------------
Receivable for Fund shares sold                                           8,521
--------------------------------------------------------------------------------
Foreign tax recoverable                                                     504
--------------------------------------------------------------------------------
Due from Advisor                                                         19,956
--------------------------------------------------------------------------------
Total assets                                                         34,488,453
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                        66,771
--------------------------------------------------------------------------------
Payable for Fund shares redeemed                                         40,583
--------------------------------------------------------------------------------
Accrued management fee                                                   21,049
--------------------------------------------------------------------------------
Other accrued expenses and payables                                      10,444
--------------------------------------------------------------------------------
Total liabilities                                                       138,847
--------------------------------------------------------------------------------
Net assets, at value                                            $    34,349,606
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
Net assets consist of:                                                (154,842)
Accumulated distributions in excess of net investment income
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments             1,053,308
--------------------------------------------------------------------------------
Accumulated net realized gain (loss)                                (2,175,726)
--------------------------------------------------------------------------------
Paid-in capital                                                      35,626,866
--------------------------------------------------------------------------------
Net assets, at value                                            $    34,349,606
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

----------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of June 30, 2001 (Unaudited) (continued)
----------------------------------------------------------------------------------

Net Asset Value
----------------------------------------------------------------------------------
Class AARP

Net Asset Value, offering and redemption price per share ($5,144,967 /
429,756 outstanding shares of beneficial interest, $.01 par value, unlimited
number of shares authorized)                                      $         11.97
----------------------------------------------------------------------------------
Class S

Net Asset Value, offering and redemption price per share ($29,036,999 /
2,425,088 outstanding shares of beneficial interest, $.01 par value, unlimited
number of shares authorized)                                      $         11.97
----------------------------------------------------------------------------------
Class A

Net Asset Value and redemption price per share
($162,375/ 13,535 outstanding shares of beneficial interest,
$.01 par value, unlimited number of shares authorized)            $         12.00
----------------------------------------------------------------------------------
Maximum offering price per share (100/94.25 of $12.00)            $         12.73
----------------------------------------------------------------------------------
Class B

Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($4,229 / 351.9 outstanding shares of beneficial interest, $.01 par value,
unlimited number of shares authorized)                            $         12.02
----------------------------------------------------------------------------------
Class C

Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($1,035.7/86.22
outstanding shares of beneficial interest, $.01 par value,
unlimited number of shares authorized)                            $         12.01
----------------------------------------------------------------------------------




    The accompanying notes are an integral part of the financial statements.


                                       24

----------------------------------------------------------------------------------
 Statement of Operations for the six months ended June 30, 2001 (Unaudited)
----------------------------------------------------------------------------------

Investment Income
----------------------------------------------------------------------------------
Income:
Dividends (net of foreign taxes withheld of $1,961)               $       328,348
----------------------------------------------------------------------------------
Interest                                                                    8,777
----------------------------------------------------------------------------------
Total Income                                                              337,125
----------------------------------------------------------------------------------
Expenses:
Management fee                                                            126,733
----------------------------------------------------------------------------------
Distribution services fee                                                       8
----------------------------------------------------------------------------------
Administrative fee                                                         50,694
----------------------------------------------------------------------------------
Administrative services fees                                                   56
----------------------------------------------------------------------------------
Trustees' fees and expenses                                                   421
----------------------------------------------------------------------------------
Other                                                                       1,497
----------------------------------------------------------------------------------
Total expenses                                                            179,409
----------------------------------------------------------------------------------
Net investment income (loss)                                              157,716
----------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investment Transactions
----------------------------------------------------------------------------------
Net realized gain (loss) from investments                             (1,541,959)
----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) during the period on
investments                                                           (1,299,894)
----------------------------------------------------------------------------------
Net gain (loss) on investment transactions                            (2,841,853)
----------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations   $   (2,684,137)
----------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

----------------------------------------------------------------------------------
 Statements of Changes in Net Assets
----------------------------------------------------------------------------------
                                                 Six Months Ended    Year Ended
                                                   June 30, 2001    December 31,
Increase (Decrease) in Net Assets                   (Unaudited)         2000
----------------------------------------------------------------------------------
Operations:
Net investment income (loss)                     $       157,716  $       608,910
----------------------------------------------------------------------------------
Net realized gain (loss) on investment
transactions                                         (1,541,959)          746,798
----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on
investment transactions during the period            (1,299,894)          178,501
----------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                      (2,684,137)        1,534,209
----------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income:
  Class AARP                                            (43,210)         (10,786)
----------------------------------------------------------------------------------
  Class S                                              (268,635)        (560,891)
----------------------------------------------------------------------------------
  Class A                                                  (698)               --
----------------------------------------------------------------------------------
  Class B                                                   (11)               --
----------------------------------------------------------------------------------
  Class C                                                    (4)               --
----------------------------------------------------------------------------------
Net realized gains:
  Class AARP                                                  --         (67,951)
----------------------------------------------------------------------------------
  Class S                                                     --        (711,556)
----------------------------------------------------------------------------------
Fund share transactions:
Proceeds from shares sold                              9,199,339       16,930,517
----------------------------------------------------------------------------------
Reinvestment of distributions                            281,879        1,258,666
----------------------------------------------------------------------------------
Cost of shares redeemed                              (5,717,013)      (9,532,577)
----------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund
share transactions                                     3,764,205        8,656,606
----------------------------------------------------------------------------------
Increase (decrease) in net assets                        767,510        8,839,631
----------------------------------------------------------------------------------
Net assets at beginning of period                     33,582,096       24,742,465
----------------------------------------------------------------------------------
Net assets at end of period (including
accumulated distributions in excess of net
investment income of $154,842 at June 30, 2001)  $    34,349,606  $    33,582,096
----------------------------------------------------------------------------------




    The accompanying notes are an integral part of the financial statements.

Financial Highlights
--------------------------------------------------------------------------------

Class AARP

--------------------------------------------------------------------------------
                                                          2001^d,^e    2000^a
--------------------------------------------------------------------------------

Selected Per Share Data
--------------------------------------------------------------------------------
Net asset value, beginning of period                        $13.08    $14.10
--------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income^b                                      .06       .06
--------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment
  transactions                                              (1.06)     (.71)
--------------------------------------------------------------------------------
  Total from investment operations                          (1.00)     (.65)
--------------------------------------------------------------------------------
Less distributions from:                                     (.11)     (.05)
  Net investment income
--------------------------------------------------------------------------------
  Net realized gains on investment transactions                 --     (.32)
--------------------------------------------------------------------------------
  Total distributions                                        (.11)     (.37)
--------------------------------------------------------------------------------
Net asset value, end of period                              $11.97    $13.08
--------------------------------------------------------------------------------
Total Return (%)                                            (7.62)**  (4.66)^c**
--------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
--------------------------------------------------------------------------------
Net assets, end of period ($ millions)                           5         3
--------------------------------------------------------------------------------
Ratio of expenses before expense reductions (%)              1.06*     1.07*
--------------------------------------------------------------------------------
Ratio of expenses after expense reductions (%)               1.06*     1.05*
--------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                     .94*     2.33*
--------------------------------------------------------------------------------
Portfolio turnover rate (%)                                    80*        96
--------------------------------------------------------------------------------

^a For the period from October 2, 2000 (commencement of sales of Class AARP shares) to December 31, 2000.

^b       Based on average shares outstanding during the period.

^c Total return would have been lower had certain expenses not been reduced.

^d       For the six months ended June 30, 2001 (Unaudited).

^e As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the six months ended June 30, 2001 was to decrease net investment income per share by $.05, increase net realized and unrealized gains and losses per share by $.05 and decrease the ratio of net investment income to average net assets from 1.82% to .94%. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

*        Annualized

**       Not annualized

Class S

----------------------------------------------------------------------------------
 Years Ended December 31,                 2001^a,^f   2000     1999     1998^c
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of period       $13.08    $12.76   $11.35    $12.00
----------------------------------------------------------------------------------
Income (loss) from investment operations:
  Net investment income^b                     .06       .30      .29       .17
----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
  on investment transactions               (1.06)       .62     1.52     (.65)
----------------------------------------------------------------------------------
  Total from investment operations         (1.00)       .92     1.81     (.48)
----------------------------------------------------------------------------------
Less distributions from:
  Net investment income                     (.11)     (.28)    (.40)     (.17)
----------------------------------------------------------------------------------
  Net realized gains on investment
  transactions                                 --     (.32)       --        --
----------------------------------------------------------------------------------
  Total distributions                       (.11)     (.60)    (.40)     (.17)
----------------------------------------------------------------------------------
Net asset value, end of period             $11.97    $13.08   $12.76    $11.35
----------------------------------------------------------------------------------
Total Return (%)                           (7.62)**   7.06^d  16.20^d   (4.00)^d**
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period ($ millions)         29        31       25        25
----------------------------------------------------------------------------------
Ratio of expenses before expense
reductions (%)                              1.06*     1.73^e    2.07     2.56*
----------------------------------------------------------------------------------
Ratio of expenses after expense
reductions (%)                              1.06*      .85^e     .75      .75*
----------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)    .94*      2.26     2.44     3.36*
----------------------------------------------------------------------------------
Portfolio turnover rate (%)                   80*        96       93       41*
----------------------------------------------------------------------------------

^a       For the six months ended June 30, 2001 (Unaudited).

^b       Based on average shares outstanding during the period.

^c       For the period July 17, 1998 (commencement of operations) to December
         31,1998.

^d Total return would have been lower had certain expenses not been reduced.

^e The ratios of operating expenses excluding costs incurred in connection with the reorganization in fiscal 2000 before and after expense reductions were 1.68% and .83%, respectively.

^f As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. The effect of this change for the six months ended June 30, 2001 was to decrease net investment income per share by $.05, increase net realized and unrealized gains and losses per share by $.05 and decrease the ratio of net investment income to average net assets from 1.82% to .94%. Per share ratios and supplemental data for periods prior to January 1, 2001 have not been restated to reflect this change in presentation.

*        Annualized

**       Not annualized

Notes to Financial Statements                                        (Unaudited)
--------------------------------------------------------------------------------


A. Significant Accounting Policies

Scudder Dividend & Growth Fund (the "Fund") is a diversified series of Investment Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares. On March 19, 2001, the Fund commenced offering additional shares: Class A, Class B, and Class C. The five classes of shares provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert to another class. Shares of Class AARP are especially designed for members of AARP are not subject to initial or deferred sales charges. Class S shares are not subject to initial or deferred sales charges. After December 29, 2000, Class S shares are generally not available to new investors. Certain detailed information for the Class A, B and C shares is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of both classes except that each class bears certain expenses unique to that class such as distribution services, administrative service fee, administrative fee and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange. Securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq Stock Market ("Nasdaq"), for which there have been sales, are valued at the most recent sale price reported. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on Nasdaq but are traded in another over-the-counter market are valued at the most recent sale price, or if no sale occurred, at the calculated mean between the most recent bid and asked quotations on such market. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

Portfolio debt securities purchased with an original maturity greater than sixty days are valued by pricing agents approved by the officers of the Trust, whose quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less and other cash equivalents are valued at amortized cost.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

From November 1, 2000 through December 31, 2000, the Fund incurred approximately $386,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 2001.

Distribution of Income and Gains. Distributions of net investment income, if any, are made quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America.

These differences primarily relate to premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for financial reporting purposes.

B. Purchases and Sales of Securities

For the six months ended June 30, 2001, purchases and sales of investment securities (excluding short-term investments) aggregated $17,980,988 and $12,882,108, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement (the "Management Agreement") with Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.75% of the Fund's average daily net assets computed and accrued daily and payable monthly. Accordingly, for the six months ended June 30, 2001, the amount imposed aggregated $126,733.

Administrative Fee. Under the Administrative Agreement the Advisor provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by ZSI under its Management Agreement with the Fund, as described above) in exchange for the payment by the Fund of an administrative fee (the "Administrative Fee"). The Administrative Fee under the Administrative Agreement for Class AARP and Class S for the six months ended June 30, 2001, was equal to an annual effective rate of 0.30% of average daily net assets, computed and accrued daily and payable monthly. The Administrative Fees for Class A, Class B and Class C for the period March 19, 2001 (commencement of sales) through June 30, 2001 were 0.325%, 0.375% and 0.350%, respectively, of average daily net assets, computed and accrued daily and payable monthly.

Various third-party service providers, some of which are affiliated with ZSI, provide certain services to the Fund under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of ZSI, computes the net asset value for the Fund and maintains the accounting records of the Fund. Scudder Service Corp., and Scudder Investments Service Corp., also subsidiaries of ZSI, are the transfer, shareholder service and dividend-paying agent for the shares of the Fund. Scudder Trust Company, an affiliate of ZSI, provides subaccounting and recordkeeping services for shareholders in certain retirement and employee benefit plans. In addition, other service providers, not affiliated with ZSI, provide certain services (i.e. custody, legal, audit) to the Fund under the Administrative Agreement. ZSI pays the service providers for the provision of their services to the Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund will not be borne by ZSI under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the six months ended June 30, 2001, the Administrative Fee was as follows:

                                                  Total             Unpaid at
Administrative Fee                              Aggregated        June 30, 2001
-------------------------------------------------------------------------------
Class AARP                                    $       6,363    $       1,000
-------------------------------------------------------------------------------
Class S                                              44,262            6,955
-------------------------------------------------------------------------------
Class A                                                  65               10
-------------------------------------------------------------------------------
Class B                                                   3               --
-------------------------------------------------------------------------------
Class C                                                   1               --
-------------------------------------------------------------------------------
                                              $      50,694    $       7,965
-------------------------------------------------------------------------------

Distribution Service Agreement. In accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee of 0.75% of average daily net assets of Classes B and C. Pursuant to the Agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the period March 19, 2001 (commencement of sales) through June 30, 2001, the Distribution Services Fees were as follows:

                                                  Total           Unpaid at
Distribution Services Fees                      Aggregated      June 30, 2001
-------------------------------------------------------------------------------
Class B                                       $           6                2
-------------------------------------------------------------------------------
Class C                                                   2               --
-------------------------------------------------------------------------------
                                              $           8                2
-------------------------------------------------------------------------------

 Administrative Services Fees. Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, provides information and administrative services to Classes A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based on assets of shareholder accounts the firms service. For the period March 19, 2001 (commencement of sales) through June 30, 2001, the Administrative Services Fees were as follows:

                                                  Total           Unpaid at
Administrative Services Fees                    Aggregated      June 30, 2001
-------------------------------------------------------------------------------
Class A                                       $          53               27
-------------------------------------------------------------------------------
Class B                                                   2                1
-------------------------------------------------------------------------------
Class C                                                   1                1
-------------------------------------------------------------------------------
                                              $          56               29
-------------------------------------------------------------------------------

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Classes A, B and C. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended June 30, 2001 aggregated $259, of which none was paid to other firms.

In addition, SDI receives any contingent deferred sales charge (CDSC) from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. Contingent deferred sales charges are based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the period March 19, 2001 (commencement of sales) to June 30, 2001, there were no CDSC for Class B and Class C.

Trustees' Fees and Expenses. The Fund pays each of its Trustees not affiliated with the Advisor an annual retainer, plus specified amounts for attended board and committee meetings. For the six months ended June 30, 2001, Trustees' fees and expenses aggregated $421.

Other Related Parties. AARP through its affiliates monitors and approves the AARP Investment Program from Scudder. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

Zurich Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Scudder Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by Zurich Scudder Investments, Inc. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. ZSI does not receive a management fee for the affiliated funds' investments in the QP Trust. Distributions from the QP Trust to the Fund for the six months ended June 30, 2001, totaled $5,589 and are reflected as dividend income on the statement of operations.

D. Line of Credit

The Fund and several affiliated Funds (the "Participants") share in a $1 billion revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds rate plus 0.5%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Share Transactions

The following tables summarize share and dollar activity in the Fund:

                         Six Months Ended                   Year Ended
                          June 30, 2001                  December 31, 2000
--------------------------------------------------------------------------------
                      Shares         Dollars          Shares          Dollars
--------------------------------------------------------------------------------

Shares sold
--------------------------------------------------------------------------------
Class AARP            304,841    $  3,701,920        256,613*     $ 3,470,793*
--------------------------------------------------------------------------------
Class S               430,554       5,330,182         994,694       13,459,724
--------------------------------------------------------------------------------
Class A**              13,589         162,047              --               --
--------------------------------------------------------------------------------
Class B**                 351           4,190              --               --
--------------------------------------------------------------------------------
Class C**                  86           1,000              --               --
--------------------------------------------------------------------------------
                                 $  9,199,339                     $ 16,930,517
--------------------------------------------------------------------------------

                         Six Months Ended                   Year Ended
                          June 30, 2001                  December 31, 2000
--------------------------------------------------------------------------------
                      Shares         Dollars          Shares          Dollars
--------------------------------------------------------------------------------

Shares issued to shareholders in reinvestment of distributions
--------------------------------------------------------------------------------
Class AARP              3,002    $     35,150          5,475*     $    72,055*
--------------------------------------------------------------------------------
Class S                21,057         246,160          89,089        1,186,611
--------------------------------------------------------------------------------
Class A**                  46             554              --               --
--------------------------------------------------------------------------------
Class B**                   1              11              --               --
--------------------------------------------------------------------------------
Class C**                  --               4              --               --
--------------------------------------------------------------------------------
                                 $    281,879                     $  1,258,666
--------------------------------------------------------------------------------

Shares redeemed
--------------------------------------------------------------------------------
Class AARP          (111,939)    $(1,343,998)       (27,836)*     $ (376,320)*
--------------------------------------------------------------------------------
Class S             (359,609)     (4,371,802)       (689,835)      (9,156,257)
--------------------------------------------------------------------------------
Class A**               (100)         (1,213)              --               --
--------------------------------------------------------------------------------
Class B**                  --              --              --               --
--------------------------------------------------------------------------------
Class C**                  --              --              --               --
--------------------------------------------------------------------------------
                                 $(5,717,013)                     $(9,532,577)
--------------------------------------------------------------------------------

Net increase (decrease)
--------------------------------------------------------------------------------
Class AARP            195,904    $  2,393,072        233,852*     $ 3,166,528*
--------------------------------------------------------------------------------
Class S                92,002       1,204,540         393,948        5,490,078
--------------------------------------------------------------------------------
Class A**              13,535         161,388              --               --
--------------------------------------------------------------------------------
Class B**                 352           4,201              --               --
--------------------------------------------------------------------------------
Class C**                  86           1,004              --               --
--------------------------------------------------------------------------------
                                 $  3,764,205                     $  8,656,606
--------------------------------------------------------------------------------

* For the period from October 2, 2000 (commencement of sales of Class AARP shares) to December 31, 2000.

** For the period March 19, 2001 (commencement of sales of Class A, B and C shares) to June 30, 2001.

F. Change in Accounting Principle

As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to January 1, 2001, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $141,256 reduction in cost of securities and a corresponding $141,256 increase in net unrealized appreciation, based on securities held by the Fund on January 1, 2001.

The effect of this change for the six months ended June 30, 2001 was to decrease net investment income by $150,108, decrease net unrealized appreciation by $63,601 and increase net realized gains by $213,709. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

Officers and Trustees
--------------------------------------------------------------------------------


Linda C. Coughlin*                     William F. Glavin*
   President and Trustee                  Vice President

Henry P. Becton, Jr.                   Gary A. Langbaum*
   Trustee; President, WGBH               Vice President
   Educational Foundation
                                       James E. Masur*
Dawn-Marie Driscoll                       Vice President
   Trustee; President, Driscoll
   Associates; Executive Fellow,       Kathleen T. Millard*
   Center for Business Ethics,            Vice President
   Bentley College
                                       Howard S. Schneider*
Edgar R. Fiedler                          Vice President
   Trustee; Senior Fellow and
   Economic Counsellor, The            Robert D. Tymoczko*
   Conference Board, Inc.                 Vice President

Keith R. Fox                           John Millette*
   Trustee; General Partner,              Vice President and Secretary
   The Exeter Group of Funds
                                       Kathryn L. Quirk*
Jean Gleason Stromberg                    Vice President and Assistant
   Trustee; Consultant                    Secretary

Jean C. Tempel                         John R. Hebble*
   Trustee; Managing Director,            Treasurer
   First Light Capital, LLC
                                       Thomas Lally*
Steven Zaleznick                          Assistant Treasurer
   Trustee; President and Chief
   Executive Officer, AARP             Brenda Lyons*
   Services, Inc.                         Assistant Treasurer

Thomas V. Bruns*                       Caroline Pearson*
   Vice President                         Assistant Secretary

William F. Gadsden*
   Vice President


*   Zurich Scudder Investments, Inc.

Account Management Resources
--------------------------------------------------------------------------------

For shareholders of Scudder funds including those in the AARP Investment Program
--------------------------------------------------------------------------------
 Convenient ways to   Automatic Investment Plan
    invest, quickly
       and reliably   A convenient investment program in which money is
                      electronically debited from your bank account monthly to
                      regularly purchase fund shares and "dollar cost average" --
                      buy more shares when the fund's price is lower and fewer
                      when it's higher, which can reduce your average purchase
                      price over time.*

                      Automatic Dividend Transfer

                      The most timely, reliable, and convenient way to purchase shares -- use distributions from one Scudder fund to purchase shares in another, automatically (accounts with identical registrations or the same social security or tax identification number).

                      QuickBuy

                      Lets you purchase Scudder fund shares electronically, avoiding potential mailing delays; money for each of your transactions is electronically debited from a previously designated bank account.

                      Payroll Deduction and Direct Deposit

                      Have all or part of your paycheck -- even government checks
                      -- invested in up to four Scudder funds at one time.

                      *   Dollar cost averaging involves continuous investment
                          in securities regardless of price fluctuations and
                          does not assure a profit or protect against loss in
                          declining markets. Investors should consider their
                          ability to continue such a plan through periods of low
                          price levels.
----------------------------------------------------------------------------------
   Around-the-clock   Automated Information Lines
 electronic account
        service and   Scudder Class S Shareholders:
       information,   Call SAIL(TM)--1-800-343-2890
     including some
       transactions   AARP Investment Program Shareholders:
                      Call Easy-Access Line-- 1-800-631-4636

                      Personalized account information, the ability to exchange or redeem shares, and information on other Scudder funds and services via touchtone telephone.

                      Web Site

                      Scudder Class S Shareholders --
                      myScudder.com

                      AARP Investment Program Shareholders--
                      aarp.scudder.com

                      Personal Investment Organizer: Offering account information and transactions, interactive worksheets, prospectuses and applications for all Scudder funds, plus your current asset allocation, whenever you need them. Scudder's site also
                      provides news about Scudder funds, retirement planning
                      information, and more.
----------------------------------------------------------------------------------




                                       38



----------------------------------------------------------------------------------
   Those who depend   Automatic Withdrawal Plan
      on investment
       proceeds for   You designate the bank account, determine the schedule (as
    living expenses   frequently as once a month) and amount of the redemptions,
    can enjoy these   and Scudder does the rest.
        convenient,
        timely, and   Distributions Direct
 reliable automated
withdrawal programs   Automatically deposits your fund distributions into the
                      bank account you designate within three business days after each distribution is paid.

                      QuickSell

                      Provides speedy access to your money by electronically
                      crediting your redemption proceeds to the bank account you previously designated.
----------------------------------------------------------------------------------
           For more   Scudder Class S Shareholders:
  information about
     these services   Call a Scudder representative at
                      1-800-SCUDDER

                      AARP Investment Program Shareholders:

                      Call an AARP Investment Program representative at
                      1-800-253-2277
----------------------------------------------------------------------------------
 Please address all   For Scudder Class S Shareholders:
            written
  correspondence to   Scudder Investments
                      PO Box 219669
                      Kansas City, MO
                      64121-9669

                      For AARP Investment Program Shareholders:

                      AARP Investment Program
                      from Scudder Investments
                      PO Box 219735
                      Kansas City, MO
                      64121-9735
----------------------------------------------------------------------------------

SCUDDER
INVESTMENTS

Two International Place
Boston, MA 02110-4103








A member of [LOGO] Zurich Scudder Investments

                                                                     SCUDDER
                                                                   INVESTMENTS



                 Scudder Dividend &
                 Growth Fund

--------------------------------------------------------------------------------
                              Classes A, B and C
--------------------------------------------------------------------------------
                           |
                           |  Semiannual Report
                           |  June 30, 2001







      The fund seeks high current income and long-term growth of capital by investing primarily in income-paying equity securities.

Contents
--------------------------------------------------------------------------------


   3    Performance Summary

   6    Portfolio Management Review

  12    Investment Terms to Know

  13    Portfolio Summary

  15    Investment Portfolio

  23    Financial Statements

  27    Financial Highlights

  30    Notes to Financial Statements

  38    Officers and Trustees

  39    Account Management Resources





Scudder Dividend & Growth Fund               Nasdaq Symbol     CUSIP Number
------------------------------------------------------------------------------
Class A                                          SNNAX          460965-650
------------------------------------------------------------------------------
Class B                                          SNNBX          460965-643
------------------------------------------------------------------------------
Class C                                          SNNCX          460965-635
------------------------------------------------------------------------------

Zurich Scudder Investments, Inc., is a leading global investment management firm, managing more than $345 billion in assets for individuals, corporate clients, retirement and pension plans and insurance companies.

Please see the fund's prospectus for more complete information, including a complete description of the fund's investment policies. To obtain a prospectus, download one from scudder.com, talk to your financial representative or call Shareholder Services at (800) 621-1048. The prospectus contains more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Performance Summary                                                June 30, 2001
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Annual Average Total Returns (Unadjusted for Sales Charges)*
--------------------------------------------------------------------------------
                                                                         Life of
Scudder Dividend & Growth Fund                     6-Month    1-Year    Class***
--------------------------------------------------------------------------------
Class A                                             -7.69%     -7.68%      3.12%
--------------------------------------------------------------------------------
Class B                                             -7.98%     -8.35%      2.31%
--------------------------------------------------------------------------------
Class C                                             -8.05%     -8.40%      2.31%
--------------------------------------------------------------------------------
S&P 500 Index+                                      -6.70%    -14.83%      2.34%
--------------------------------------------------------------------------------
S&P 500 Index (60%), Morgan Stanley Real Estate
Investment Trust Index (20%), Merrill Lynch All
Convertible Index (20%)+                            -2.32%     -7.30%      3.82%
--------------------------------------------------------------------------------

Performance is historical and does not guarantee future results.

Sources: Lipper, Inc. and Zurich Scudder Investments, Inc.

--------------------------------------------------------------------------------
 Net Asset Value
--------------------------------------------------------------------------------
                                          Class A       Class B        Class C
--------------------------------------------------------------------------------
Net Asset Value:                        $   12.00      $   12.02     $   12.01
6/30/01
--------------------------------------------------------------------------------
3/19/01 (Commencement of sales)         $   11.64      $   11.64     $   11.64
--------------------------------------------------------------------------------
Distribution Information:
For the period March 19, 2001
(commencement of operations) to
June 30, 2001:
  Income Dividends                      $    0.09      $    0.04     $    0.04
--------------------------------------------------------------------------------
  Capital Gains Distributions           $      --      $      --     $      --
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Class S Lipper Rankings**
--------------------------------------------------------------------------------
                                                         Number of
                                                            Funds     Percentile
Period                                     Rank           Tracked      Ranking
--------------------------------------------------------------------------------
Life of Class***                            175     of      202          87
--------------------------------------------------------------------------------

Rankings/ratings are historical and do not guarantee future results.

* Average annual total return measures net investment income and capital gain or loss from portfolio investments, assuming reinvestment of all dividends. On March 19, 2001 the fund began offering an additional three classes of shares, namely the Class A, B and C shares described herein. Returns shown for Class A, B and C shares for the periods prior to their inception are derived from the historical performance of Class S shares of the Scudder Dividend & Growth Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses of each specific class. The difference in expenses will affect performance.

** Returns and rankings during part of the periods shown reflect a temporary fee and/or expense waiver. Without this waiver, returns and rankings would have been lower. Rankings are for Class S shares; rankings for share classes may vary.

*** The Fund commenced operations on July 17, 1998.

Source: Lipper, Inc.

--------------------------------------------------------------------------------
 Growth of an Assumed $10,000 Investment
--------------------------------------------------------------------------------
     Scudder Dividend & Growth Fund-- Class A (a)
     S&P 500 Index+
     S&P 500 Index (60%), Morgan Stanley Real Estate Investment Trust Index (20%), Merrill Lynch All Convertible Index (20%)+

--------------------------------------------------------------------------------

            0     9425           0     10000           0    10000
            1     9035           1     10427           1    10025
            2    10261           2     11718           2    11138
            3    10470           3     12621           3    11940
            4    11178           4     12567           4    12068
            5    11178           5     11472           5    11452
            6    10319           6     10707           6    11187

--------------------------------------------------------------------------------
Performance is historical and does not guarantee future results.

Includes reinvestment of all distributions, adjusted for the maximum sales charge of 5.75%, resulting in a net inital investment of $9,425.

--------------------------------------------------------------------------------
 Comparative Results Adjusted for Sales Charges*
--------------------------------------------------------------------------------
                                                                         Life of
                                                              1-Year    Class***
--------------------------------------------------------------------------------
Scudder Dividend & Growth      Growth of $10,000              $8,701     $10,319
Fund-- Class A (a)             -------------------------------------------------
                               Average annual total return    -12.99%     1.07%
--------------------------------------------------------------------------------
Scudder Dividend & Growth      Growth of $10,000              $8,901     $10,397
Fund-- Class B (a)             -------------------------------------------------
                               Average annual total return    -10.99%     1.33%
--------------------------------------------------------------------------------
Scudder Dividend & Growth      Growth of $10,000              $9,160     $10,696
Fund-- Class C (a)             -------------------------------------------------
                               Average annual total return    -8.40%      2.31%
--------------------------------------------------------------------------------
S&P 500 Index (60%), Morgan    Growth of $10,000              $9,270     $11,187
Stanley Real Estate Investment -------------------------------------------------
Trust Index (20%), Merrill     Average annual total return    -7.30%      3.82%
Lynch All Convertible Index
(20%)+
--------------------------------------------------------------------------------

Performance is historical and does not guarantee future results.
The growth of $10,000 is cumulative.

(a) On March 19, 2001 the fund began offering an additional three classes of shares, namely the Class A, B and C shares described herein. Returns shown for Class A, B and C shares for the periods prior to their inception are derived from the historical performance of Class S shares of the Scudder Dividend & Growth Fund during such periods and have been adjusted to reflect the higher gross total annual operating expenses and the current applicable sales charges of each specific class. Returns for Class A reflect the current maximum initial sales charges of 5.75%. Class B share performance is adjusted for the applicable CDSC, which is 4% within the first year after purchase, declining to 0% after six years. Class C shares performance is adjusted for CDSC, which is 1% within the first year after purchase. The difference in expenses will affect performance.

+ The Standard and Poor's (S&P) 500 Index is a capitalization-weighted index of 500 stocks. The index is designed to measure performance of the broad domestic economy through changes in the aggregate market value of 500 stocks representing all major industries. The Morgan Stanley Real Estate Investment Trust Index is a total-return index comprised of the most actively traded real estate investment trusts and is designed to be a measure of real estate equity performance. The Merrill Lynch All Convertible (MLAC) Index is composed of all types of U.S. domestic convertible instruments (bonds, preferred, etc.). Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees or expenses. It is not possible to invest directly into an index.

All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so an investor's shares, when redeemed, may be worth more or less than when purchased. If the Advisor had not maintained the Fund's expenses, the total returns would have been lower.

Please call (800) 621-1048 for the fund's most up-to-date performance.

Portfolio Management Review
--------------------------------------------------------------------------------


Scudder Dividend & Growth Fund: A Team Approach to Investing

                     Scudder Dividend & Growth Fund is managed by a team of Zurich Scudder Investments, Inc. (the "Advisor") professionals, each of whom plays an important role in the fund's management process. Team members work together to develop investment strategies and select securities for the fund's portfolio. They are supported by the Advisor's large staff of economists, research analysts, traders, and other investment specialists who work in offices across the United States and abroad. The Advisor believes that a team approach benefits fund investors by bringing together many disciplines and leveraging the firm's extensive resources.

                     Lead Portfolio Manager Kathleen T. Millard joined the Advisor in 1991 and the fund team in 1999. Ms. Millard began her investment career in 1983.

                     Portfolio Manager Nicholas Anisimov focuses on the fund's convertible securities investments. Mr. Anisimov joined the Advisor in 1987 and the fund team in 1998. Mr. Anisimov is a Chartered Financial Analyst with over 14 years of industry experience.

                     Portfolio Manager Gregory S. Adams joined the Advisor and the fund team in 1999 and focuses on stock selection and investment strategy. Mr. Adams has worked in the investment industry since 1987.

                     Portfolio Manager David Hoffman joined the Advisor in 1999 and the fund team in 2000. Mr. Hoffman began his investment career in 1994.

We are pleased to present you with the semiannual report for Scudder Dividend & Growth Fund. In the following interview, Lead Portfolio Manager Kathleen Millard and Portfolio Managers Nicholas Anisimov, Gregory Adams, and David Hoffman discuss the fund's investment strategy and the market environment during the abbreviated reporting period ended June 30, 2001.

                     Q: How would you describe the investment backdrop so far in 2001?

                     Portfolio Manager: The long-running debate regarding the direction of the U.S. economy was the most important factor influencing the performance of the global financial markets during this time. Two schools of thought dominated the discourse regarding the fate of the economy and its potential impact on stock prices: Those who were optimistic on the market's prospects said that the substantial interest rate cuts by the U.S. Federal Reserve, in combination with the potential stimulus that could result from the recent tax reduction, would spark a rebound in the economy and corporate earnings in the second half of the year. However, the more pessimistic view said that the economy is being plagued by problems that tax cuts and lower interest rates cannot cure quickly. Specifically, high inventories and excessive production capacity in key industries such as technology and telecommunications could mean that business activity is likely to remain sluggish for some time, and will eventually take a toll on consumers in the form of layoffs.

                     Although it is still unclear which of these scenarios will ultimately prove correct, the high level of uncertainty regarding the economy and corporate earnings translated into a difficult first half for stock prices. Technology and telecommunications stocks were hit particularly hard. The convertible bond sector, which carries a large representation of securities issued by companies in volatile areas such as tech and health care, was also hurt by the decline in the Nasdaq. On the positive side, REITs
                     --

--------------------------------------------------------------------------------
 Economic Guideposts Data as of 6/30/01
--------------------------------------------------------------------------------

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

                                   Now     6 months ago  1 year ago  2 years ago

Inflation Rate (a)                 3.42       3.40         3.31         2.07
U.S. Unemployment Rate (b)         4.5        4.0          4.0          4.30
Federal Funds Rate (c)             3.75       6.50         6.50         5.0
Gross Domestic Product (d)         1.32       2.81         5.22         3.89
Growth Rate of Personal Income (e) 5.44       7.31         7.14         4.56


----------------------------------------------------------------------------
(a) The year-over-year percentage change in U.S. consumer prices.

(b) The percentage of adults out of work and looking for a job.

(c) The interest rate banks charge each other for overnight loans.

(d) Year-over-year percentage change in the output of goods and services; current figure is an estimate.

(e) Growth rate of individual income from all sources.

    Sources: Bloomberg Business News, Zurich Scudder Investments, Inc.
----------------------------------------------------------------------------

                     which aren't correlated with the broader stock market and tend to trade based on sector-specific factors -- were boosted by a combination of negative sentiment in economically sensitive sectors and continued positive fundamentals in the real estate markets, which prompted investors to shift assets from the technology sector into REITs.

                     Q: How did the fund perform in this environment?

                     Portfolio Manager: During the period from the inception of the fund's A Shares on March 19, 2001 through June 30, 2001, Scudder Dividend & Growth Fund returned 3.85% (Class A shares unadjusted for sales charge), compared to a return of 5.49% for its blended benchmark.

                     Q: How did you manage the equity portion of the portfolio?

                     Portfolio Manager: Our approach to management in this area can be expressed in three simple terms: valuations, fundamentals, and risk management. We look for companies with improving fundamentals whose strengths, in our view, are not being reflected in their stock prices. But over time, we feel that our research-driven approach -- which includes visiting companies, interviewing management teams, and examining balance sheets -- allows us to separate the winners from the losers. This is especially important when markets are as volatile as they have been in the past several months.

                     Our bottom-up process has led us to invest in a number of attractive companies that have become more compelling on a valuation basis. Believing that lower interest rates and a gradually improving economy will provide a better investment environment, we have taken advantage of market volatility by investing in what we believe are good companies with attractive fundamentals and trough valuations. Specifically, we have purchased consumer cyclicals (TJX, Mattel, May Department Stores) and industrial cyclicals (Waste Management, Union Pacific, Ingersoll-Rand, Tyco), as well as technology (Peoplesoft, Adobe). The equity portion of the portfolio is about equal weight in technology versus the S&P, and is moderately overweight in financials, its largest sector holding.

                     Overall, we are adding to the fund's weighting in equities, as we feel that the combination of lower valuations and the potential for an improving economic backdrop has presented a number of interesting opportunities in individual stocks.

                     Q: What is your approach with respect to REITs?

                     Portfolio Manager: We have constructed a relatively concentrated portfolio that focuses on larger, higher-quality REITs with lower costs of capital*. The benefit of a lower cost structure is that a REIT does not need to generate an exceptionally high rate of return in order for a project to be profitable. Conversely, REITs with higher costs of capital must invest in higher-risk projects in order to show a profit, which means that they may have to hold a portfolio of lower-quality properties. Another benefit of higher-quality REITs is that they tend to attract -- and retain -- better management talent. Over time, such REITs tend to outperform the sector as a whole. However, during the first half of 2001, investors gravitated to lower-quality REITs. This hurt the relative performance of the fund's holdings in relation to the REIT sector as a whole. Despite this short-term underperformance, we believe that this approach will generate strong results over time. At present, we are focused on office, industrial, apartment, and retail (shopping mall) REITs.

                     Q: How is the convertible portion of the portfolio currently positioned?

                     Portfolio Manager: The fund's largest sector weightings in this area are technology and health care. This is in part a function of the broader convertible market, which in itself contains a higher weighting in these areas than the market as a whole. However, it is also a function of our strategy, which is to seek securities with a favorable combination of risk and reward. Convertibles securities typically have less downside risk than stocks. But at the same time, their conversion feature means that they can also possess substantial upside. This naturally leads us to areas that we believe have higher upside potential, such as the tech and health care sectors. We remain overweight in these areas.

                     Although our position in the convertible sector as a whole did not perform particularly well for the fund, we think it is worthwhile to point out that several specific holdings
                     --

* Cost of capital is a weighted average of a firm's cost of debt and equity, or, in other words, the rate at which it can acquire financing in the capital markets.

                     such as convertibles issued by Rational Software and Nabors Industries -- suffered declines less than half of those experienced by the common stock issued by the same companies. This underscores our ongoing belief that, over time, convertibles can provide an attractive combination of relatively high income, strong potential upside, and limited downside risk.

                     Q: What is your outlook for the remainder of the year?

                     Portfolio Manager: We believe that the U.S. equity market will remain subject to the exceptional volatility that characterized the first half of the year. While our view is that an improving economic backdrop will help provide support to stock prices, confidence is not likely to be restored quickly. Given that investors are currently very sensitive to news -- such as economic and earnings reports -- it is likely that the market will continue to experience significant swings on a day-to-day basis.

                     At such a time, we believe that our approach can add significant value for shareholders. Our focus on diversification, risk control, and income-producing securities should help provide a measure of stability to the fund amid a volatile environment. We believe that at a time when the market is likely to produce returns more in line with its historical average of 8-10% -- rather than the 20%-plus gains of the late 90s -- dividend income will become increasingly important for generating attractive returns. We believe that for investors who are looking for a relatively lower-risk way to participate in the stock market and at the same time gain attractive income, Scudder Dividend & Growth Fund will remain a compelling option.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The managers' views are subject to change at any time, based on market and other conditions.

Investment Terms to Know
--------------------------------------------------------------------------------

Consumer Cyclicals   Companies that make products that are primarily bought by
                     consumers, but which are not staples such as food or
                     beverages. For example, automakers, retailers, and hotel
                     operators fall in this category. "Consumer cyclicals" tend to be more sensitive to economic fluctuations.
--------------------------------------------------------------------------------
       Convertible   Securities that are exchangeable for a set number of
        Securities   another type of security (usually common shares) at a
                     prestated price. Convertibles generally offer higher income than is available from a common stock, but more
                     appreciation potential than non-convertible bonds.
--------------------------------------------------------------------------------
   Cyclical Stocks   Companies whose earnings are closely tied to the business
                     cycle. Cyclical industries include steel, cement, paper,
                     machinery, and autos.
--------------------------------------------------------------------------------
       Fundamental   Analysis of companies based on the projected impact of
          Research   management, products, sales, and earnings on their balance sheets and income statements. Companies that exhibit
                     strength in these areas are usually said to have "good
                     fundamentals."
--------------------------------------------------------------------------------
       Real Estate   A company that manages a portfolio of real estate to earn
  Investment Trust   profits for investors. A REIT is similar to a mutual fund
            (REIT)   in that its investors obtain the potential benefits of a
                     professionally managed, diversified portfolio.
--------------------------------------------------------------------------------
  Trough Valuation   Most securities go through cycles in which their prices
                     rise, fall, and then rise again. A trough valuation is at
                     the low point of that cycle, after which the stock's price is expected to begin rising again.
--------------------------------------------------------------------------------
         Valuation   Placing a value on an asset. Stock analysis determines the market value of a company's stock based on the outlook for earnings and the market value of assets on the balance
                     sheet. Valuation is normally expressed in terms of
                     price-to-earnings (or P/E) ratio. A stock with a low P/E is said to have a low valuation.
--------------------------------------------------------------------------------


Sources: Zurich Scudder Investments, Inc.; Barron's Dictionary of Finance and Investment Terms

Portfolio Summary                                                  June 30, 2001
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Asset Allocation                                       6/30/01       12/31/00
--------------------------------------------------------------------------------
Common Stocks                                              60%            51%
REITs                                                      17%            16%
Convertible Bonds                                          16%            20%
Convertible Preferred                                       4%             4%
Cash Equivalents                                            3%             9%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Sector Diversification (Excludes Cash Equivalents)     6/30/01       12/31/00
--------------------------------------------------------------------------------
REITs                                                      17%            17%
Health                                                     14%            16%
Technology                                                 14%            15%
Financial                                                  13%            14%
Energy                                                      8%            12%
Services Industries                                         5%             --
Consumer Staples                                            5%             5%
Manufacturing                                               5%             3%
Communications                                              4%             4%
Consumer Discretionary                                      4%             3%
Media                                                       4%             5%
Other                                                       7%             6%
--------------------------------------------------------------------------------
                                                          100%           100%
--------------------------------------------------------------------------------


Asset allocation and sector diversification are subject to change.

--------------------------------------------------------------------------------
 Ten Largest Equity Holdings at June 30, 2001* (20.5% of Portfolio)      Percent
--------------------------------------------------------------------------------
 1. Spieker Properties, Inc. (REIT)                                        2.3%
    Independent equity investment trust which owns and develops commercial real estate
--------------------------------------------------------------------------------
 2. Equity Residential Properties Trust (REIT)                             2.2%
    Owner of apartment properties
--------------------------------------------------------------------------------
 3. Citigroup, Inc.                                                        2.1%
    Provider of diversified financial services
--------------------------------------------------------------------------------
 4. General Electric Co.                                                   2.1%
    Producer of electrical equipment
--------------------------------------------------------------------------------
 5. AvalonBay Communities, Inc. (REIT)                                     2.1%
    Acquisition, development and management of apartment communities
--------------------------------------------------------------------------------
 6. Microsoft Corp.                                                        2.1%
    Developer of computer software
--------------------------------------------------------------------------------
 7. Arden Realty, Inc. (REIT)                                              2.1%
    Owner of office properties
--------------------------------------------------------------------------------
 8. ProLogis Trust (REIT)                                                  1.9%
    Global owner of corporate distribution facilities
--------------------------------------------------------------------------------
 9. AMB Property Corp. (REIT)                                              1.8%
    Operator of industrial properties
--------------------------------------------------------------------------------
10. Boston Properties, Inc. (REIT)                                         1.8%
    Developer of commercial and industrial real estate
--------------------------------------------------------------------------------
* Portfolio holdings are subject to change.

For more complete details about the fund's investment portfolio, see page 15. A quarterly Fund Summary and Portfolio Holdings are available upon request.

Investment Portfolio                               as of June 30, 2001 (Unaudited)
----------------------------------------------------------------------------------


                                                 Principal Amount
                                                        ($)          Value ($)
----------------------------------------------------------------------------------
 Cash Equivalents 3.3%
----------------------------------------------------------------------------------

Zurich Scudder Cash Management QP Trust,
  4.062%** (Cost $1,149,698)                         1,149,698       1,149,698
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
 Convertible Bonds 15.7%
----------------------------------------------------------------------------------

Consumer Staples 1.2%
----------------------------------------------------------------------------------
Textiles
Jones Apparel Group, Inc., Zero Coupon, 2/1/2021       780,000         425,591
----------------------------------------------------------------------------------

Health 6.1%
----------------------------------------------------------------------------------
Biotechnology 4.5%
Alexion Pharmaceuticals, 5.75%, 3/15/2007              742,000         467,000
Allergan, Inc., Zero Coupon, 11/1/2020                 600,000         380,628
Human Genome Sciences, Inc., 5%, 2/1/2007              300,000         376,125
Invitrogen Corp., 5.5%, 3/1/2007                       300,000         327,750
----------------------------------------------------------------------------------
                                                                     1,551,503
----------------------------------------------------------------------------------
Pharmaceuticals 1.6%
Alpharma, Inc., 3%, 6/1/2006                           500,000         538,125
----------------------------------------------------------------------------------

Financial 1.0%
----------------------------------------------------------------------------------
Insurance
American International Group, 0.5%, 5/15/2007          341,000         352,083
----------------------------------------------------------------------------------

Service Industries 2.1%
----------------------------------------------------------------------------------
Miscellaneous Commercial Services
ADT Operations Inc., Zero Coupon, 7/6/2010             100,000         295,813
Hanover Compressor Co., 4.75%, 3/15/2008               400,000         411,000
----------------------------------------------------------------------------------
                                                                       706,813
----------------------------------------------------------------------------------

Technology 3.6%
----------------------------------------------------------------------------------
Computer Software 1.8%
Bea Systems, 4%, 12/15/2006                            200,000         241,000
----------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                       15

                                                 Principal Amount
                                                        ($)          Value ($)
----------------------------------------------------------------------------------
Rational Software Corp., 5%, 2/1/2007                  350,000         373,846
----------------------------------------------------------------------------------
                                                                       614,846
----------------------------------------------------------------------------------

Electronic Components/Distributors 1.8%
----------------------------------------------------------------------------------
Hewlett-Packard Co., Zero Coupon, 10/14/2017           580,000         320,450
Solectron Corp., Zero Coupon, 1/27/2019                628,000         308,901
----------------------------------------------------------------------------------
                                                                         629,351
----------------------------------------------------------------------------------

Energy 1.7%
----------------------------------------------------------------------------------
Oil & Gas Production 1.1%
Kestrel Solution, 5.5%, 7/15/2005                      100,000          53,000
Nabors Industries, Inc., Zero Coupon, 6/20/2020        500,000         308,125
----------------------------------------------------------------------------------
                                                                       361,125
----------------------------------------------------------------------------------
Oilfield Services/Equipment 0.6%
Advanced Energy, Inc., 5.25%, 11/15/2006               205,000         219,094
----------------------------------------------------------------------------------
Total Convertible Bonds (Cost $5,990,425)                            5,398,531
----------------------------------------------------------------------------------


                                                      Shares         Value ($)
----------------------------------------------------------------------------------
 Convertible Preferred Stocks 4.1%

Media 1.0%
----------------------------------------------------------------------------------
Print Media
Tribune Co., 2%, 5/15/2029                               3,000         356,250
----------------------------------------------------------------------------------

Energy 1.2%
----------------------------------------------------------------------------------
Miscellaneous
Enron Corp., 7%, 7/31/2002                              12,400         397,296
----------------------------------------------------------------------------------

Transportation 1.0%
----------------------------------------------------------------------------------
Railroads
Canadian National Railway Co., 5.25%, 6/30/2029          6,000         337,800
----------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

                                       16

                                                      Shares         Value ($)
----------------------------------------------------------------------------------

Utilities 0.9%
----------------------------------------------------------------------------------
Electronic Utilities
Mirant Trust, 6.25%, 10/1/2030                           4,300         300,742
----------------------------------------------------------------------------------
Total Convertible Preferred Stocks (Cost $1,390,362)                 1,392,088
----------------------------------------------------------------------------------

----------------------------------------------------------------------------------
 Common Stocks 76.9%
----------------------------------------------------------------------------------

Consumer Discretionary 4.0%
----------------------------------------------------------------------------------
Department & Chain Stores 3.7%
Home Depot, Inc.                                         8,300         386,365
May Department Stores Co.                                5,300         181,578
TJX Companies, Inc.                                      5,400         172,098
Wal-Mart Stores, Inc.                                   10,443         509,618
----------------------------------------------------------------------------------
                                                                     1,249,659
----------------------------------------------------------------------------------
Recreational Products 0.3%
Mattel, Inc.                                             5,700         107,844
----------------------------------------------------------------------------------

Consumer Staples 3.5%
----------------------------------------------------------------------------------
Alcohol & Tobacco 0.8%
Anheuser-Busch Companies, Inc.                           6,700         276,040
----------------------------------------------------------------------------------
Food & Beverage 2.0%
PepsiCo, Inc.                                            6,100         269,620
Unilever NV (New York shares)                            6,800         405,076
----------------------------------------------------------------------------------
                                                                       674,696
----------------------------------------------------------------------------------
Package Goods/Cosmetics 0.7%
Avon Products, Inc.                                      5,277         244,220
----------------------------------------------------------------------------------

Health 7.8%
----------------------------------------------------------------------------------
Biotechnology 0.6%
Genzyme Corp. (General Division)*                        3,600         212,184
----------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                       17

                                                      Shares         Value ($)
----------------------------------------------------------------------------------
Medical Supply & Specialty 1.3%
Baxter International, Inc.                               5,600         274,400
Biomet, Inc.                                             3,400         163,744
----------------------------------------------------------------------------------
                                                                       438,144
----------------------------------------------------------------------------------
Pharmaceuticals 5.9%
Abbott Laboratories                                      3,800         182,438
American Home Products Corp.                             8,300         485,052
Bristol-Myers Squibb Co.                                 2,900         151,670
Eli Lilly & Co.                                          3,444         254,856
Johnson & Johnson                                        7,800         390,000
Merck & Co., Inc.                                        3,770         240,941
Pfizer, Inc.                                             8,400         336,420
----------------------------------------------------------------------------------
                                                                     2,041,377
----------------------------------------------------------------------------------

Communications 4.3%
----------------------------------------------------------------------------------
Cellular Telephone 1.3%
AT&T Wireless Group                                     12,100         197,835
Nokia Oyj (ADR)                                         11,000         242,440
----------------------------------------------------------------------------------
                                                                       440,275
----------------------------------------------------------------------------------
Telephone/Communications 3.0%
BellSouth Corp.                                          5,100         205,377
SBC Communications, Inc.                                 5,084         203,665
Sprint Corp.                                             9,800         209,328
Verizon Communications, Inc.                             7,704         412,164
----------------------------------------------------------------------------------
                                                                     1,030,534
----------------------------------------------------------------------------------

Financial 27.9%
----------------------------------------------------------------------------------
Banks 4.1%
Bank of America Corp.                                    9,600         576,288
Bank One Corp.                                           8,200         293,560
FleetBoston Financial Corp.                              5,400         213,030
Mellon Financial Corp.                                   7,100         326,600
----------------------------------------------------------------------------------
                                                                     1,409,478
----------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                       18

                                                      Shares         Value ($)
----------------------------------------------------------------------------------
Insurance 2.0%
Allstate Corp.                                           6,700         294,733
American International Group, Inc.                       4,750         408,500
----------------------------------------------------------------------------------
                                                                       703,233
----------------------------------------------------------------------------------
Consumer Finance 2.4%
American Express Co.                                     2,700         104,760
Citigroup, Inc.                                         13,881         733,472
----------------------------------------------------------------------------------
                                                                       838,232
----------------------------------------------------------------------------------
Other Financial Companies 2.9%
Federal National Mortgage Association                    3,300         280,995
Marsh & McLennan Companies, Inc.                         1,929         194,829
Morgan Stanley Dean Witter & Co.                         3,300         211,959
Standard & Poor's 500 Depository Receipts Trust
  Series I                                                 154          18,993
Washington Mutual, Inc.                                  7,650         287,258
----------------------------------------------------------------------------------
                                                                       994,034
----------------------------------------------------------------------------------
Real Estate 16.5%
AMB Property Corp. (REIT)                               24,400         628,544
Arden Realty Group, Inc. (REIT)                         26,600         710,217
Avalonbay Communities, Inc. (REIT)                      15,300         715,275
Boston Properties, Inc. (REIT)                          15,300         625,770
Equity Residential Properties Trust (REIT)              13,400         757,770
General Growth Properties, Inc. (REIT)                  11,800         464,448
ProLogis Trust (REIT)                                   28,300         642,976
Spieker Properties, Inc. (REIT)                         13,100         785,345
Taubman Centers, Inc. (REIT)                            24,700         345,800
----------------------------------------------------------------------------------
                                                                     5,676,145
----------------------------------------------------------------------------------

Media 2.6%
----------------------------------------------------------------------------------
Broadcasting & Entertainment 1.7%
AOL Time Warner, Inc.*                                   1,900         100,700
Viacom, Inc. "B"*                                        5,600         289,800
----------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                       19

                                                      Shares         Value ($)
----------------------------------------------------------------------------------
Walt Disney Co.                                          6,377         184,232
----------------------------------------------------------------------------------
                                                                       574,732
----------------------------------------------------------------------------------
Cable Television 0.9%
Comcast Corp.-- Special "A"*                             7,500         325,500
----------------------------------------------------------------------------------

Service Industries 3.0%
----------------------------------------------------------------------------------
EDP Services 0.8%
Automatic Data Processing, Inc.                          5,800         288,260
----------------------------------------------------------------------------------
Environmental Services 0.9%
Waste Management, Inc.                                  10,400         320,528
----------------------------------------------------------------------------------
Investment 0.7%
Lehman Brothers Holdings, Inc.                           2,900         225,475
----------------------------------------------------------------------------------
Printing/Publishing 0.6%
McGraw-Hill, Inc.                                        2,864         189,454
----------------------------------------------------------------------------------

Durables 2.8%
----------------------------------------------------------------------------------
Aerospace 0.5%
Boeing Co.                                               3,300         183,480
----------------------------------------------------------------------------------
Automobiles 0.8%
Ford Motor Co.                                          10,896         267,497
----------------------------------------------------------------------------------
Construction/Agricultural Equipment 0.5%
Deere & Co.                                              4,400         166,540
----------------------------------------------------------------------------------
Telecommunications Equipment 1.0%
Corning, Inc.                                            9,500         158,745
Scientific-Atlanta, Inc.                                 4,300         174,580
----------------------------------------------------------------------------------
                                                                       333,325
----------------------------------------------------------------------------------

Manufacturing 4.5%
----------------------------------------------------------------------------------
Chemicals 0.6%
Dow Chemical Co.                                         6,100         202,825
----------------------------------------------------------------------------------
Containers & Paper 0.9%
International Paper Co.                                  8,700         310,590
----------------------------------------------------------------------------------


    The accompanying notes are an integral part of the financial statements.

                                       20

                                                      Shares         Value ($)
----------------------------------------------------------------------------------
Diversified Manufacturing 2.6%
General Electric Co.                                    14,800         721,500
Tyco International Ltd.                                  3,400         185,300
----------------------------------------------------------------------------------
                                                                       906,800
----------------------------------------------------------------------------------
Machinery/Components/Controls 0.4%
Ingersoll-Rand Co.                                       3,300         135,960
----------------------------------------------------------------------------------

Technology 9.5%
----------------------------------------------------------------------------------
Computer Software 4.2%
Adobe Systems, Inc.                                      4,600         216,154
Microsoft Corp.*                                         9,900         710,325
Oracle Corp.*                                           10,942         215,120
PeopleSoft, Inc.*                                        6,100         295,850
----------------------------------------------------------------------------------
                                                                     1,437,449
----------------------------------------------------------------------------------
Diverse Electronic Products 0.6%
Hewlett-Packard Co.                                      6,700         191,620
----------------------------------------------------------------------------------
EDP Peripherals 0.3%
EMC Corp.*                                               4,100         119,105
----------------------------------------------------------------------------------
Electronic Components/Distributors 0.6%
Cisco Systems, Inc.*                                    10,924         211,041
----------------------------------------------------------------------------------
Electronic Data Processing 1.0%
Compaq Computer Corp.                                   12,700         196,723
International Business Machines Corp.                    1,200         135,600
----------------------------------------------------------------------------------
                                                                       332,323
----------------------------------------------------------------------------------
Semiconductors 2.8%
Applied Materials, Inc.*                                 7,400         378,362
Intel Corp.                                             12,378         375,549
Texas Instruments, Inc.                                  6,400         201,600
----------------------------------------------------------------------------------
                                                                       955,511
----------------------------------------------------------------------------------

    The accompanying notes are an integral part of the financial statements.

                                       21

                                                      Shares         Value ($)
----------------------------------------------------------------------------------

Energy 5.0%
----------------------------------------------------------------------------------
Oil & Gas Production 4.4%
Burlington Resources, Inc.                               4,500         179,775
Exxon Mobil Corp.                                        7,161         625,513
Royal Dutch Petroleum Co. (New York shares)              4,000         233,080
Swift Energy Co.*                                        9,513         286,627
Total Fina SA (ADR)                                      2,807         197,051
----------------------------------------------------------------------------------
                                                                     1,522,046
----------------------------------------------------------------------------------
Oil Companies 0.6%
Chevron Corp.                                            2,300         208,150
----------------------------------------------------------------------------------

Metals & Minerals 0.6%
----------------------------------------------------------------------------------
Steel & Metals
Alcoa, Inc.                                              4,900         193,060
----------------------------------------------------------------------------------

Transportation 0.6%
----------------------------------------------------------------------------------
Railroads
Union Pacific Corp.                                      3,500         192,185
----------------------------------------------------------------------------------

Utilities 0.8%
----------------------------------------------------------------------------------
Electric Utilities
Exelon Corp.                                             4,141         265,521
----------------------------------------------------------------------------------
Total Common Stocks (Cost $24,751,596)                              26,395,072
----------------------------------------------------------------------------------
Total Investment Portfolio-- 100.0% (Cost $33,282,081) (a)          34,335,389
----------------------------------------------------------------------------------

* Non-income producing security.

** Zurich Scudder Cash Management QP Trust is also managed by Zurich Scudder Investments, Inc. The rate shown is the annualized seven-day yield at period end.

(a) The cost for federal income tax purposes was $33,413,865. At June 30, 2001, net unrealized appreciation for all securities based on tax cost was $921,524. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $2,992,983 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $2,071,459.





    The accompanying notes are an integral part of the financial statements.

Financial Statements
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of June 30, 2001 (Unaudited)
--------------------------------------------------------------------------------

Assets
--------------------------------------------------------------------------------
Investments in securities, at value (cost $33,282,081)          $    34,335,389
--------------------------------------------------------------------------------
Cash                                                                     10,000
--------------------------------------------------------------------------------
Dividends receivable                                                     68,834
--------------------------------------------------------------------------------
Interest receivable                                                      45,249
--------------------------------------------------------------------------------
Receivable for Fund shares sold                                           8,521
--------------------------------------------------------------------------------
Foreign tax recoverable                                                     504
--------------------------------------------------------------------------------
Due from Advisor                                                         19,956
--------------------------------------------------------------------------------
Total assets                                                         34,488,453
--------------------------------------------------------------------------------

Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                        66,771
--------------------------------------------------------------------------------
Payable for Fund shares redeemed                                         40,583
--------------------------------------------------------------------------------
Accrued management fee                                                   21,049
--------------------------------------------------------------------------------
Other accrued expenses and payables                                      10,444
--------------------------------------------------------------------------------
Total liabilities                                                       138,847
--------------------------------------------------------------------------------
Net assets, at value                                            $    34,349,606
--------------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------------
Net assets consist of:
Accumulated distributions in excess of net investment income           (154,842)
--------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on investments             1,053,308
--------------------------------------------------------------------------------
Accumulated net realized gain (loss)                                 (2,175,726)
--------------------------------------------------------------------------------
Paid-in capital                                                      35,626,866
--------------------------------------------------------------------------------
Net assets, at value                                            $    34,349,606
--------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

----------------------------------------------------------------------------------
 Statement of Assets and Liabilities as of June 30, 2001 (Unaudited) (continued)
----------------------------------------------------------------------------------

Net Asset Value
----------------------------------------------------------------------------------
Class AARP

Net Asset Value, offering and redemption price per share ($5,144,967 /
429,756 outstanding shares of beneficial interest, $.01 par value,
unlimited number of shares authorized)                            $         11.97
----------------------------------------------------------------------------------
Class S

Net Asset Value, offering and redemption price per share ($29,036,999 /
2,425,088 outstanding shares of beneficial interest, $.01 par value,
unlimited number of shares authorized)                            $         11.97
----------------------------------------------------------------------------------
Class A

Net Asset Value and redemption price per share
($162,375/ 13,535 outstanding shares of beneficial interest,
$.01 par value, unlimited number of shares authorized)            $         12.00
----------------------------------------------------------------------------------
Maximum offering price per share (100/94.25 of $12.00)            $         12.73
----------------------------------------------------------------------------------
Class B

Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($4,229 / 351.9 outstanding shares of beneficial interest, $.01 par value,
unlimited number of shares authorized)                            $         12.02
----------------------------------------------------------------------------------
Class C

Net Asset Value, offering and redemption price per share (subject to contingent deferred sales charge) ($1,035.7/86.22
outstanding shares of beneficial interest, $.01 par value,
unlimited number of shares authorized)                            $         12.01
----------------------------------------------------------------------------------




    The accompanying notes are an integral part of the financial statements.


                                       24

----------------------------------------------------------------------------------
 Statement of Operations for the six months ended June 30, 2001 (Unaudited)
----------------------------------------------------------------------------------

Investment Income
----------------------------------------------------------------------------------
Income:
Dividends (net of foreign taxes withheld of $1,961)               $       328,348
----------------------------------------------------------------------------------
Interest                                                                    8,777
----------------------------------------------------------------------------------
Total Income                                                              337,125
----------------------------------------------------------------------------------
Expenses:
Management fee                                                            126,733
----------------------------------------------------------------------------------
Distribution services fee                                                       8
----------------------------------------------------------------------------------
Administrative fee                                                         50,694
----------------------------------------------------------------------------------
Administrative services fees                                                   56
----------------------------------------------------------------------------------
Trustees' fees and expenses                                                   421
----------------------------------------------------------------------------------
Other                                                                       1,497
----------------------------------------------------------------------------------
Total expenses                                                            179,409
----------------------------------------------------------------------------------
Net investment income (loss)                                              157,716
----------------------------------------------------------------------------------

Realized and Unrealized Gain (Loss) on Investment Transactions
----------------------------------------------------------------------------------
Net realized gain (loss) from investments                             (1,541,959)
----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) during the period on
investments                                                           (1,299,894)
----------------------------------------------------------------------------------
Net gain (loss) on investment transactions                            (2,841,853)
----------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations   $   (2,684,137)
----------------------------------------------------------------------------------



    The accompanying notes are an integral part of the financial statements.

----------------------------------------------------------------------------------
 Statements of Changes in Net Assets
----------------------------------------------------------------------------------
                                                 Six Months Ended    Year Ended
                                                   June 30, 2001    December 31,
Increase (Decrease) in Net Assets                   (Unaudited)         2000
----------------------------------------------------------------------------------
Operations:
Net investment income (loss)                     $       157,716  $       608,910
----------------------------------------------------------------------------------
Net realized gain (loss) on investment
transactions                                         (1,541,959)          746,798
----------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) on
investment transactions during the period            (1,299,894)          178,501
----------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                      (2,684,137)        1,534,209
----------------------------------------------------------------------------------
Distributions to shareholders from:
Net investment income:
  Class AARP                                            (43,210)         (10,786)
----------------------------------------------------------------------------------
  Class S                                              (268,635)        (560,891)
----------------------------------------------------------------------------------
  Class A                                                  (698)               --
----------------------------------------------------------------------------------
  Class B                                                   (11)               --
----------------------------------------------------------------------------------
  Class C                                                    (4)               --
----------------------------------------------------------------------------------
Net realized gains:
  Class AARP                                                  --         (67,951)
----------------------------------------------------------------------------------
  Class S                                                     --        (711,556)
----------------------------------------------------------------------------------
Fund share transactions:
Proceeds from shares sold                              9,199,339       16,930,517
----------------------------------------------------------------------------------
Reinvestment of distributions                            281,879        1,258,666
----------------------------------------------------------------------------------
Cost of shares redeemed                              (5,717,013)      (9,532,577)
----------------------------------------------------------------------------------
Net increase (decrease) in net assets from Fund
share transactions                                     3,764,205        8,656,606
----------------------------------------------------------------------------------
Increase (decrease) in net assets                        767,510        8,839,631
----------------------------------------------------------------------------------
Net assets at beginning of period                     33,582,096       24,742,465
----------------------------------------------------------------------------------
Net assets at end of period (including
accumulated distributions in excess of net
investment income of $154,842 at June 30, 2001)  $    34,349,606  $    33,582,096
----------------------------------------------------------------------------------




    The accompanying notes are an integral part of the financial statements.

Financial Highlights
----------------------------------------------------------------------------------

Class A

----------------------------------------------------------------------------------
                                                                           2001^a
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of period                                    $11.64
----------------------------------------------------------------------------------
Income (loss) from investment operations:                                  .03
  Net investment income^b
----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions       .42
----------------------------------------------------------------------------------
  Total from investment operations                                         .45
----------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                                  (.09)
----------------------------------------------------------------------------------
  Total distributions                                                    (.09)
----------------------------------------------------------------------------------
Net asset value, end of period                                          $12.00
----------------------------------------------------------------------------------
Total Return (%)                                                        3.85**
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                    .162
----------------------------------------------------------------------------------
Ratio of expenses (%)                                                    1.34*
----------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                                 .66*
----------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                80*
----------------------------------------------------------------------------------

^a For the period from March 19, 2001 (commencement of sales of Class A shares) to June 30, 2001 (Unaudited).

^b  Based on average shares outstanding during the period.

*   Annualized

**  Not annualized


                                       27

Class B

----------------------------------------------------------------------------------
                                                                          2001^a
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of period                                   $11.64
----------------------------------------------------------------------------------
Income (loss) from investment operations:                              (.00)***
  Net investment income ^b
----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions      .42
----------------------------------------------------------------------------------
  Total from investment operations                                        .42
----------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                                 (.04)
----------------------------------------------------------------------------------
  Total distributions                                                   (.04)
----------------------------------------------------------------------------------
Net asset value, end of period                                         $12.02
----------------------------------------------------------------------------------
Total Return (%)                                                       3.63**
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                   .004
----------------------------------------------------------------------------------
Ratio of expenses (%)                                                   2.14*
----------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                              (.14)*
----------------------------------------------------------------------------------
Portfolio turnover rate (%)                                               80*
----------------------------------------------------------------------------------

^a For the period from March 19, 2001 (commencement of sales of Class B shares) to June 30, 2001 (Unaudited).

^b  Based on average shares outstanding during the period.

*   Annualized

**  Not annualized

*** Less than ($.005) per share


                                       28



Class C

----------------------------------------------------------------------------------
                                                                          2001^a
----------------------------------------------------------------------------------

Selected Per Share Data
----------------------------------------------------------------------------------
Net asset value, beginning of period                                    $11.64
----------------------------------------------------------------------------------
Income (loss) from investment operations:                               (.00)***
  Net investment income
----------------------------------------------------------------------------------
  Net realized and unrealized gain (loss) on investment transactions       .41
----------------------------------------------------------------------------------
  Total from investment operations                                         .41
----------------------------------------------------------------------------------
Less distributions from:
  Net investment income                                                  (.04)
----------------------------------------------------------------------------------
  Total distributions                                                    (.04)
----------------------------------------------------------------------------------
Net asset value, end of period                                          $12.01
----------------------------------------------------------------------------------
Total Return (%)                                                        3.55**
----------------------------------------------------------------------------------

Ratios to Average Net Assets and Supplemental Data
----------------------------------------------------------------------------------
Net assets, end of period ($ millions)                                    .001
----------------------------------------------------------------------------------
Ratio of expenses (%)                                                    2.11*
----------------------------------------------------------------------------------
Ratio of net investment income (loss) (%)                               (.11)*
----------------------------------------------------------------------------------
Portfolio turnover rate (%)                                                80*
----------------------------------------------------------------------------------

^a For the period from March 19, 2001 (commencement of sales of Class C shares) to June 30, 2001 (Unaudited).

^b  Based on monthly average shares outstanding during the period.

*   Annualized

**  Not annualized

*** Less than ($.005) per share

Notes to Financial Statements                                        (Unaudited)
--------------------------------------------------------------------------------


A. Significant Accounting Policies

Scudder Dividend & Growth Fund (the "Fund") is a diversified series of Investment Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Massachusetts business trust.

The Fund offers multiple classes of shares. On March 19, 2001, the Fund commenced offering additional shares: Class A, Class B, and Class C. The five classes of shares provide investors with different purchase options. Class A shares are offered to investors subject to an initial sales charge. Class B shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are offered without an initial sales charge but are subject to higher ongoing expenses than Class A and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert to another class. Shares of Class AARP are especially designed for members of AARP are not subject to initial or deferred sales charges. Class S shares are not subject to initial or deferred sales charges. After December 29, 2000, Class S shares are generally not available to new investors. Certain detailed information for the Class A, B and C shares is provided separately and is available upon request.

Investment income, realized and unrealized gains and losses, and certain fund-level expenses and expense reductions, if any, are borne pro rata on the basis of relative net assets by the holders of both classes except that each class bears certain expenses unique to that class such as distribution services, administrative service fee, administrative fee and certain other class-specific expenses. Differences in class-level expenses may result in payment of different per share dividends by class. All shares of the Fund have equal rights with respect to voting subject to class-specific arrangements.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America which require the use of management estimates. Actual results could differ from those estimates. The policies described below are followed consistently by the Fund in the preparation of its financial statements.

Security Valuation. Investments are stated at value determined as of the close of regular trading on the New York Stock Exchange. Securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq Stock Market ("Nasdaq"), for which there have been sales, are valued at the most recent sale price reported. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on Nasdaq but are traded in another over-the-counter market are valued at the most recent sale price, or if no sale occurred, at the calculated mean between the most recent bid and asked quotations on such market. If there are no such bid and asked quotations, the most recent bid quotation shall be used.

Portfolio debt securities purchased with an original maturity greater than sixty days are valued by pricing agents approved by the officers of the Trust, whose quotations reflect broker/dealer-supplied valuations and electronic data processing techniques. If the pricing agents are unable to provide such quotations, the most recent bid quotation supplied by a bona fide market maker shall be used. Money market instruments purchased with an original maturity of sixty days or less and other cash equivalents are valued at amortized cost.

All other securities are valued at their fair value as determined in good faith by the Valuation Committee of the Board of Trustees.

Repurchase Agreements. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian or sub-custodian bank, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value is equal to at least the principal amount of the repurchase price plus accrued interest.

Federal Income Taxes. The Fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Accordingly, the Fund paid no federal income taxes and no federal income tax provision was required.

From November 1, 2000 through December 31, 2000, the Fund incurred approximately $386,000 of net realized capital losses. As permitted by tax regulations, the Fund intends to elect to defer these losses and treat them as arising in the fiscal year ended December 31, 2001.

Distribution of Income and Gains. Distributions of net investment income, if any, are made quarterly. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders at least annually.

The timing and characterization of certain income and capital gains distributions are determined annually in accordance with federal tax regulations which may differ from accounting principles generally accepted in the United States of America.

These differences primarily relate to premium amortization on debt securities. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund.

Other. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Realized gains and losses from investment transactions are recorded on an identified cost basis. All discounts and premiums are accreted/amortized for financial reporting purposes.

B. Purchases and Sales of Securities

For the six months ended June 30, 2001, purchases and sales of investment securities (excluding short-term investments) aggregated $17,980,988 and $12,882,108, respectively.

C. Related Parties

Management Agreement. Under the Investment Management Agreement (the "Management Agreement") with Zurich Scudder Investments, Inc., ("ZSI" or the "Advisor"), the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Advisor provides certain administrative services in accordance with the Management Agreement. The management fee payable under the Management Agreement is equal to an annual rate of 0.75% of the Fund's average daily net assets computed and accrued daily and payable monthly. Accordingly, for the six months ended June 30, 2001, the amount imposed aggregated $126,733.

Administrative Fee. Under the Administrative Agreement the Advisor provides or pays others to provide substantially all of the administrative services required by the Fund (other than those provided by ZSI under its Management Agreement with the Fund, as described above) in exchange for the payment by the Fund of an administrative fee (the "Administrative Fee"). The Administrative Fee under the Administrative Agreement for Class AARP and Class S for the six months ended June 30, 2001, was equal to an annual effective rate of 0.30% of average daily net assets, computed and accrued daily and payable monthly. The Administrative Fees for Class A, Class B and Class C for the period March 19, 2001 (commencement of sales) through June 30, 2001 were 0.325%, 0.375% and 0.350%, respectively, of average daily net assets, computed and accrued daily and payable monthly.

Various third-party service providers, some of which are affiliated with ZSI, provide certain services to the Fund under the Administrative Agreement. Scudder Fund Accounting Corporation, a subsidiary of ZSI, computes the net asset value for the Fund and maintains the accounting records of the Fund. Scudder Service Corp., and Scudder Investments Service Corp., also subsidiaries of ZSI, are the transfer, shareholder service and dividend-paying agent for the shares of the Fund. Scudder Trust Company, an affiliate of ZSI, provides subaccounting and recordkeeping services for shareholders in certain retirement and employee benefit plans. In addition, other service providers, not affiliated with ZSI, provide certain services (i.e. custody, legal, audit) to the Fund under the Administrative Agreement. ZSI pays the service providers for the provision of their services to the Fund and pays other Fund expenses, including insurance, registration, printing, postage and other costs. Certain expenses of the Fund will not be borne by ZSI under the Administrative Agreement, such as taxes, brokerage, interest and extraordinary expenses, and the fees and expenses of the Independent Trustees (including the fees and expenses of their independent counsel). For the six months ended June 30, 2001, the Administrative Fee was as follows:

                                                                    Unpaid at
Administrative Fee                            Total Aggregated  June 30, 2001
-------------------------------------------------------------------------------
Class AARP                                    $       6,363    $       1,000
-------------------------------------------------------------------------------
Class S                                              44,262            6,955
-------------------------------------------------------------------------------
Class A                                                  65               10
-------------------------------------------------------------------------------
Class B                                                   3               --
-------------------------------------------------------------------------------
Class C                                                   1               --
-------------------------------------------------------------------------------
                                              $      50,694    $       7,965
-------------------------------------------------------------------------------

Distribution Service Agreement. In accordance with Rule 12b-1 under the 1940 Act, Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, receives a fee of 0.75% of average daily net assets of Classes B and C. Pursuant to the Agreement, SDI enters into related selling group agreements with various firms at various rates for sales of Class B and C shares. For the period March 19, 2001 (commencement of sales) through June 30, 2001, the Distribution Services Fees were as follows:

                                                  Total           Unpaid at
Distribution Services Fees                      Aggregated      June 30, 2001
-------------------------------------------------------------------------------
Class B                                       $           6                2
-------------------------------------------------------------------------------
Class C                                                   2               --
-------------------------------------------------------------------------------
                                              $           8                2
-------------------------------------------------------------------------------

 Administrative Services Fees. Scudder Distributors, Inc. ("SDI"), a subsidiary of the Advisor, provides information and administrative services to Classes A, B and C shareholders at an annual rate of up to 0.25% of average daily net assets for each class. SDI in turn has various agreements with financial services firms that provide these services and pays these fees based on assets of shareholder accounts the firms service. For the period March 19, 2001 (commencement of sales) through June 30, 2001, the Administrative Services Fees were as follows:

                                              Total Aggregated    Unpaid at
Administrative Services  Fees                                   June 30, 2001
-------------------------------------------------------------------------------
Class A                                       $          53               27
-------------------------------------------------------------------------------
Class B                                                   2                1
-------------------------------------------------------------------------------
Class C                                                   1                1
-------------------------------------------------------------------------------
                                              $          56               29
-------------------------------------------------------------------------------

Underwriting Agreement and Contingent Deferred Sales Charge. SDI is the principal underwriter for Classes A, B and C. Underwriting commissions paid in connection with the distribution of Class A shares for the six months ended June 30, 2001 aggregated $259, of which none was paid to other firms.

In addition, SDI receives any contingent deferred sales charge (CDSC) from Class B share redemptions occurring within six years of purchase and Class C share redemptions occurring within one year of purchase. There is no such charge upon redemption of any share appreciation or reinvested dividends. Contingent deferred sales charges are based on declining rates, ranging from 4% to 1% for Class B and 1% for Class C, of the value of the shares redeemed. For the period March 19, 2001 (commencement of sales) to June 30, 2001, there were no CDSC for Class B and Class C.

Trustees' Fees and Expenses. The Fund pays each of its Trustees not affiliated with the Advisor an annual retainer, plus specified amounts for attended board and committee meetings. For the six months ended June 30, 2001, Trustees' fees and expenses aggregated $421.

Other Related Parties. AARP through its affiliates monitors and approves the AARP Investment Program from Scudder. The Advisor has agreed to pay a fee to AARP and/or its affiliates in return for the use of the AARP trademark and services relating to investments by AARP members in Class AARP shares of the Fund. This fee is calculated on a daily basis as a percentage of the combined net assets of the AARP classes of all funds managed by the Advisor. The fee rates, which decrease as the aggregate net assets of the AARP classes become larger, are as follows: 0.07% for the first $6,000,000,000 of net assets, 0.06% for the next $10,000,000,000 of such net assets and 0.05% of such net assets thereafter. These amounts are used for the general purposes of AARP and its members.

Zurich Scudder Cash Management QP Trust. Pursuant to an Exemptive Order issued by the SEC, the Fund may invest in the Scudder Cash Management QP Trust (the "QP Trust") and other affiliated funds managed by Zurich Scudder Investments, Inc. The QP Trust seeks to provide as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity. ZSI does not receive a management fee for the affiliated funds' investments in the QP Trust. Distributions from the QP Trust to the Fund for the six months ended June 30, 2001, totaled $5,589 and are reflected as dividend income on the statement of operations.

D. Line of Credit

The Fund and several affiliated Funds (the "Participants") share in a $1 billion revolving credit facility with J.P. Morgan Chase & Co. for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The Participants are charged an annual commitment fee which is allocated, pro rata based upon net assets, among each of the Participants. Interest is calculated at the Federal Funds rate plus 0.5%. The Fund may borrow up to a maximum of 33 percent of its net assets under the agreement.

E. Share Transactions

The following tables summarize share and dollar activity in the Fund:

                         Six Months Ended                   Year Ended
                          June 30, 2001                  December 31, 2000
--------------------------------------------------------------------------------
                      Shares         Dollars          Shares          Dollars
--------------------------------------------------------------------------------

Shares sold
--------------------------------------------------------------------------------
Class AARP            304,841    $  3,701,920        256,613*     $ 3,470,793*
--------------------------------------------------------------------------------
Class S               430,554       5,330,182         994,694       13,459,724
--------------------------------------------------------------------------------
Class A**              13,589         162,047              --               --
--------------------------------------------------------------------------------
Class B**                 351           4,190              --               --
--------------------------------------------------------------------------------
Class C**                  86           1,000              --               --
--------------------------------------------------------------------------------
                                 $  9,199,339                     $ 16,930,517
--------------------------------------------------------------------------------

                         Six Months Ended                   Year Ended
                          June 30, 2001                  December 31, 2000
--------------------------------------------------------------------------------
                      Shares         Dollars          Shares          Dollars
--------------------------------------------------------------------------------

Shares issued to shareholders in reinvestment of distributions
--------------------------------------------------------------------------------
Class AARP              3,002    $     35,150          5,475*     $    72,055*
--------------------------------------------------------------------------------
Class S                21,057         246,160          89,089        1,186,611
--------------------------------------------------------------------------------
Class A**                  46             554              --               --
--------------------------------------------------------------------------------
Class B**                   1              11              --               --
--------------------------------------------------------------------------------
Class C**                  --               4              --               --
--------------------------------------------------------------------------------
                                 $    281,879                     $  1,258,666
--------------------------------------------------------------------------------

Shares redeemed
--------------------------------------------------------------------------------
Class AARP          (111,939)    $(1,343,998)       (27,836)*     $ (376,320)*
--------------------------------------------------------------------------------
Class S             (359,609)     (4,371,802)       (689,835)      (9,156,257)
--------------------------------------------------------------------------------
Class A**               (100)         (1,213)              --               --
--------------------------------------------------------------------------------
Class B**                  --              --              --               --
--------------------------------------------------------------------------------
Class C**                  --              --              --               --
--------------------------------------------------------------------------------
                                 $(5,717,013)                     $(9,532,577)
--------------------------------------------------------------------------------

Net increase (decrease)
--------------------------------------------------------------------------------
Class AARP            195,904    $  2,393,072        233,852*     $ 3,166,528*
--------------------------------------------------------------------------------
Class S                92,002       1,204,540         393,948        5,490,078
--------------------------------------------------------------------------------
Class A**              13,535         161,388              --               --
--------------------------------------------------------------------------------
Class B**                 352           4,201              --               --
--------------------------------------------------------------------------------
Class C**                  86           1,004              --               --
--------------------------------------------------------------------------------
                                 $  3,764,205                     $  8,656,606
--------------------------------------------------------------------------------

* For the period from October 2, 2000 (commencement of sales of Class AARP shares) to December 31, 2000.

** For the period March 19, 2001 (commencement of sales of Class A, B and C shares) to June 30, 2001.

F. Change in Accounting Principle

As required, effective January 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium on debt securities. Prior to January 1, 2001, the Fund did not amortize premiums on debt securities. The cumulative effect of this accounting change had no impact on total net assets of the Fund, but resulted in a $141,256 reduction in cost of securities and a corresponding $141,256 increase in net unrealized appreciation, based on securities held by the Fund on January 1, 2001.

The effect of this change for the six months ended June 30, 2001 was to decrease net investment income by $150,108, decrease net unrealized appreciation by $63,601 and increase net realized gains by $213,709. The statement of changes in net assets and financial highlights for prior periods have not been restated to reflect this change in presentation.

Officers and Trustees
--------------------------------------------------------------------------------


Linda C. Coughlin*                     William F. Glavin*
   President and Trustee                  Vice President

Henry P. Becton, Jr.                   Gary A. Langbaum*
   Trustee; President, WGBH               Vice President
   Educational Foundation
                                       James E. Masur*
Dawn-Marie Driscoll                       Vice President
   Trustee; President, Driscoll
   Associates; Executive Fellow,       Kathleen T. Millard*
   Center for Business Ethics,            Vice President
   Bentley College
                                       Howard S. Schneider*
Edgar R. Fiedler                          Vice President
   Trustee; Senior Fellow and
   Economic Counsellor, The            Robert D. Tymoczko*
   Conference Board, Inc.                 Vice President

Keith R. Fox                           John Millette*
   Trustee; General Partner,              Vice President and Secretary
   The Exeter Group of Funds
                                       Kathryn L. Quirk*
Jean Gleason Stromberg                    Vice President and Assistant
   Trustee; Consultant                    Secretary

Jean C. Tempel                         John R. Hebble*
   Trustee; Managing Director,            Treasurer
   First Light Capital, LLC
                                       Thomas Lally*
Steven Zaleznick                          Assistant Treasurer
   Trustee; President and Chief
   Executive Officer, AARP             Brenda Lyons*
   Services, Inc.                         Assistant Treasurer

Thomas V. Bruns*                       Caroline Pearson*
   Vice President                         Assistant Secretary

William F. Gadsden*
   Vice President


*   Zurich Scudder Investments, Inc.

Account Management Resources
--------------------------------------------------------------------------------

      Legal Counsel   Dechert
                      Ten Post Office Square South
                      Boston, MA 02109
--------------------------------------------------------------------------------

        Shareholder   Scudder Investments Service Company
      Service Agent   P.O. Box 219557
                      Kansas City, MO 64121
--------------------------------------------------------------------------------

      Custodian and   State Street Bank and Trust Company
     Transfer Agent   225 Franklin Street
                      Boston, MA 02109
--------------------------------------------------------------------------------

        Independent   PricewaterhouseCoopers LLP
           Auditors   160 Federal Street
                      Boston, MA 03110
--------------------------------------------------------------------------------

          Principal   Scudder Distributors, Inc.
        Underwriter   222 South Riverside Plaza
                      Chicago, IL 60606
                      www.scudder.com
--------------------------------------------------------------------------------

SCUDDER
INVESTMENTS


222 South Riverside Plaza
Chicago, IL 60606-5808






A member of [LOGO] Zurich Scudder Investments